[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07607
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31/04

Date of reporting period:	9/30/04

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Third Quarter Report – September 30, 2004 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (95.9%)
Argentina (3.4%)
Sovereign (3.4%)
Republic of Argentina,
6.00%, 3/31/23	$ (a)1,383	$729
11.375%, 3/15/10 - 1/30/17	(a)2,795	861
11.75%, 4/7/09 - 6/15/15	(a)8,270	2,543
12.00%, 2/1/20	(a)145	43
Republic of Argentina (Linked Variable Rate),
82.329%, 4/10/05	(a)(b)4,330	1,505
		5,681
Brazil (16.3%)
Sovereign (16.3%)
Federative Republic of Brazil,
2.063%, 4/15/24	(b)3,820	3,362
6.00%, 4/15/24	(b)1,160	1,040
8.875%, 4/15/24	3,320	3,187
10.50%, 7/14/14	2,840	3,169
11.00%, 8/17/40	2,350	2,637
14.50%, 10/15/09	6,120	7,925
Federative Republic of Brazil, PIK,
8.00%, 4/15/14	6,222	6,156
		27,476
Bulgaria (1.5%)
Sovereign (1.5%)
Republic of Bulgaria,
8.25%, 1/15/15	(c)1,041	1,288
Republic of Bulgaria (Registered),
8.25%, 1/15/15	980	1,213
		2,501
Chile (2.0%)
Corporate (2.0%)
Empresa Nacional de Petroleo,
6.75%, 11/15/12	(c)3,030	3,384
Colombia (3.0%)
Sovereign (3.0%)
Republic of Colombia,
8.125%, 5/21/24	1,220	1,107
9.75%, 4/9/11	2,056	2,333
10.375%, 1/28/33	760	829
11.75%, 2/25/20	620	761
		5,030
Indonesia (3.0%)
Corporate (3.0%)
Pindo Deli Finance Mauritius,
10.75%, 10/1/07	(a)7,840	2,450
Tjiwi Kimia Finance Mauritius Ltd.,
10.00%, 8/1/04	(a)4,530	1,869
Tjiwi Kimia International BV,
13.25%, 8/1/01	(a)1,680	693
		5,012
Ivory Coast (0.2%)
Sovereign (0.2%)
Ivory Coast,
2.00%, 3/29/18	(a)1,530	275
Malaysia (1.9%)
Sovereign (1.9%)
Malaysia Government,
8.75%, 6/1/09	2,710	3,250
Mexico (20.1%)
Corporate (8.0%)
Pemex Project Funding Master Trust,
3.18%, 6/15/10	(b)(c)3,050	3,090
9.125%, 10/13/10	2,860	3,410
Petroleos Mexicanos
9.50%, 9/15/27	3,390	4,141
Petroleos Mexicanos (Registered),
8.625%, 12/1/23	1,350	1,529
Satelites Mexicanos S.A. de CV,
10.125%, 11/1/04	(a)2,493	1,334
		13,504
Sovereign (12.1%)
United Mexican States,
8.125%, 12/30/19	1,510	1,736
8.375%, 1/14/11	7,090	8,331
10.375%, 2/17/09	2,360	2,909
11.50%, 5/15/26	4,167	6,282
United Mexican States MTN,
8.00%, 9/24/22	930	1,051
		20,309
		33,813
Nigeria (1.3%)
Sovereign (1.3%)
Central Bank of Nigeria,
6.25%, 11/15/20	(d)(f)2,250	2,121
Panama (1.7%)
Sovereign (1.7%)
Republic of Panama,
9.375%, 4/1/29	1,300	1,462
9.625%, 2/8/11	1,245	1,435
		2,897
Peru (2.4%)
Sovereign (2.4%)
Republic of Peru,
4.50%, 3/7/17	(b)1,230	1,092
8.375%, 5/3/16	1,160	1,212
9.875%, 2/6/15	1,415	1,634
		3,938
Philippines (7.1%)
Sovereign (7.1%)
Republic of Philippines,
8.875%, 3/17/15	7,400	7,409

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face
	Amount	Value
	(000)	(000)
Philippines (cont’d)
9.00%, 2/15/13
9.875%, 1/15/19	$1,720	$1,780
10.625%, 3/16/25	2,550	2,735
		11,924
Qatar (0.8%)
Sovereign (0.8%)
State of Qatar (Registered),
9.75%, 6/15/30	960	1,385
Russia (17.8%)
Sovereign (17.8%)
Aries Vermogensverwaltungs GmbH
9.60%, 10/25/14	3,250	3,664
Russian Federation,
5.00%, 3/31/30	(c)(d)4,658	4,507
Russian Federation (Registered),
5.00%, 3/31/30	(d)4,904	4,744
8.25%, 3/31/10	2,800	3,061
11.00%, 7/24/18	4,961	6,474
12.75%, 6/24/28	4,890	7,470
		29,920
Tunisia (0.5%)
Corporate (0.5%)
Central Bank of Tunisia,
7.375%, 4/25/12	660	753
Turkey (7.8%)
Sovereign (7.8%)
Citigroup Global Markets Holdings, Inc. (Turkish Lira Index Linked)
Zero Coupon, 2/23/06	3,400	1,544
Zero Coupon, 2/23/06	1,570	3,421
Zero Coupon, 2/23/06	1,420	1,480
Republic of Turkey,
11.00%, 1/14/13	3,440	4,236
11.50%, 1/23/12	2,045	2,556
		13,237
Ukraine (1.1%)
Sovereign (1.1%)
Ukraine Government International Bond,
5.33%, 8/5/09	(b)1,860	1,888
Venezuela (4.0%)
Sovereign (4.0%)
Republic of Venezuela,
8.50%, 10/8/14	1,100	1,078
9.375%, 1/13/34	1,730	1,713
10.75%, 9/19/13	3,530	3,975
		6,766
Total Fixed Income Securities (Cost $158,172)		161,251

	No. of
	Rights
Rights (0.0%)
Mexico
United Mexican States, Value Recovery Rights, expiring 6/30/05	(e)1,769,000	36
United Mexican States, Value Recovery Rights, expiring 6/30/06	(e)1,769,000	43
Total Rights (Cost $@—)		79

	No. of
	Warrants
Warrants (0.0%)
Nigeria (0.0%)
Central Bank of Nigeria, expiring 11/15/20	(e)(f)3,250	@—
Venezuela (0.0%)
Republic of Venezuela, Oil-linked Payment Obligation, expiring 4/15/20	(e)3,750	@—
Total Warrants (Cost $ @—)		@—

	Face
	Amount
	(000)
Short-Term Investment (4.3%)
United States (4.3%)
Repurchase Agreement (4.3%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $7,191 (Cost $7,191)	$ (g)7,191	7,191
Total Investments (100.2%) (Cost $165,363)		168,521
Liabilities less Other Assets (-0.2%)		(322)
NET ASSETS (100%)		$168,199

(a)	Security is in default.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on September 30, 2004.
(c)	144A Security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2004. Maturity date disclosed is the ultimate maturity date.
(e)	Non-income producing security.
(f)	Security was valued at fair value — At September 30, 2004, the portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets.
(g)

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

+

At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $165,363,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $3,158,000 of which $6,446,000 related to appreciated securities and $3,288,000 related to depreciated securities.

@	Face Amount/Value is less than $500.
MTN	Medium-Term Note

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

PIK	Payment-in-Kind. Income may be paid in securities or cash at the discretion of the issuer.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Short:
5 Year U.S. Treasury Notes	258	$28,574	Dec-04	$(109)

Portfolio of Investments

Emerging Markets Equity Portfolio

		Value
	Shares	(000)
Common Stocks (96.2%)
Brazil (10.6%)
AngloGold Ashanti Ltd. ADR	(a)6,093	$237
Banco Bradesco S.A. (Preference)	43,292	2,274
Banco Bradesco S.A. ADR	22,281	1,174
Banco Itau Holding Financeira S.A. (Preference)	27,245,777	3,017
Banco Itau Holding Financeira S.A. ADR	34,392	1,909
Braskem S.A., Class A (Preference)	(a)10,620,000	353
Braskem S.A., Class A ADR (Preference)	(a)16,700	552
CEMIG (Preference)	57,411,501	1,225
CEMIG ADR	68,000	1,445
Companhia Siderurgica Nacional S.A. ADR	56,600	879
CVRD ADR	50,709	1,140
CVRD ADR (Preference)	287,912	5,542
CVRD, Class A (Preference)	4,653	90
Petrobras S.A. (Preference)	18,056	593
Petrobras S.A. ADR	144,224	5,084
Petrobras S.A. ADR (Preference)	184,472	5,888
Telesp Celular Participacoes S.A. (Preference)	(a)723,442,328	1,769
Telesp Celular Participacoes S.A. ADR	(a)151,400	936
Usinas Siderurgicas De Minas Gerais S.A., Class A (Preference)	8,745	135
Votorantim Celulose e Papel S.A. ADR (Preference)	52,600	1,817
		36,059
Chile (0.8%)
Enersis S.A. (Chile) ADR	359,400	2,602
China/Hong Kong (6.2%)
Asia Aluminum Holdings Ltd.	8,338,000	909
AviChina Industry & Technology Co., Class H	3,931,000	403
China Life Insurance Co. Ltd.	(a)2,310,000	1,481
China Oilfield Services Ltd., Class H	3,317,000	978
China Petroleum & Chemical Corp., Class H	1,686,000	687
China Resources Power Holdings Co.	865,000	496
CNOOC Ltd.	5,146,000	2,689
Fountain SET Holdings Ltd.	1,393,000	1,045
Grande Holdings Ltd.	657,000	565
Hainan Meilan International Airport Co., Ltd., Class H	679,000	562
Hopewell Highway Infrastructure Ltd.	1,539,000	967
Huaneng Power International, Inc., Class H	1,240,000	1,002
Kingboard Chemicals Holdings Ltd.	440,000	903
Lianhua Supermarket Holdings Co., Ltd., Class H	637,000	756
Moulin International Holdings Ltd.	656,000	372
Norstar Founders Group Ltd.	1,755,000	394
Ping An Insurance Group Co. of China Ltd., Class H	(a)929,000	1,364
Sansui Electric Co., Ltd.	(a)328,500	96
Shougang Concord Century Holdings Ltd.	4,239,000	446
Sina Corp.	(a)10,100	257
Sinopec Zhenhai Refining & Chemical Co., Ltd., Class H	989,000	1,040
Tom Online, Inc.	(a)2,112,000	298
TPV Technology Ltd.	2,360,000	1,513
Victory City International Holdings Ltd.	1,209,000	465
Wumart Stores, Inc.	343,000	677
Yanzhou Coal Mining Co., Ltd., Class H	872,000	1,130
		21,495
Colombia (0.3%)
BanColombia S.A. ADR	117,500	952
Egypt (2.1%)
Eastern Tobacco	52,002	1,034
MobiNil-Egyptian Mobile Services	171,430	3,077
Orascom Construction Industries	136,420	2,963
		7,074
India (5.6%)
ABB Ltd. India	44,500	729
Bharat Heavy Electricals Ltd.	173,000	2,162
Cipla Ltd.	179,000	1,154
Container Corp. of India Ltd.	48,364	773
GlaxoSmithkline Pharmaceuticals Ltd.	51,500	755
Grasim Industries Ltd.	36,500	912
HDFC Bank Ltd.	60,000	526
Hero Honda Motors Ltd.	121,375	1,184
Hindalco Industries Ltd.	30,200	886
Hindustan Lever Ltd.	240,500	657
Housing Development Finance Corp., Ltd.	71,000	943
India Info.com PCL	(b)58,026	@—
Industrial Development Bank of India	(a)429,000	842
Infosys Technologies Ltd.	46,156	1,703
Mahanagar Telephone Nigam Ltd.	229,000	704
Mahindra & Mahindra Ltd.	68,000	634
Morgan Stanley Growth Fund	(c)3,926,900	1,306
Oil & Natural Gas Corp., Ltd.	69,200	1,128
Siemens India Ltd.	17,000	415
State Bank of India Ltd.	(b)47,854	522
Steel Authority of India Ltd.	(a)1,111,863	1,128
		19,063
Indonesia (2.5%)
Bank Central Asia Tbk PT	4,360,000	953
Bank Internasional Indonesia Tbk PT	(a)26,088,000	456
Bank Mandiri Persero Tbk PT	7,913,000	1,255
Bank Rakyat Indonesia Tbk PT	5,165,500	1,158
Bumi Resources Tbk PT	(a)17,079,000	1,400
Gudang Garam Tbk PT	470,000	668
Indocement Tunggal Prakarsa Tbk PT	(a)3,454,000	736
Ramayana Lestari Sentosa Tbk PT	2,078,500	966
Telekomunikasi Indonesia Tbk PT	2,202,000	999
		8,591

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

		Value
	Shares	(000)
Israel (0.9%)
Check Point Software Technologies Ltd.	(a)183,670	$3,117
Malaysia (1.1%)
Commerce Asset Holdings Bhd	577,000	683
Magnum Corp. Bhd	1,316,000	835
Resorts World Bhd	250,000	658
SP Setia Bhd	836,999	815
Tenaga Nasional Bhd	115,000	333
YTL Corp. Bhd	484,000	560
		3,884
Mexico (7.9%)
America Movil S.A. de C.V., Class L ADR	231,205	9,024
Cemex S.A. de C.V.	10,333	58
Cemex S.A. de C.V. ADR	56,825	1,599
Fomento Economico Mexicano S.A. de C.V. ADR	27,400	1,210
Grupo Financiero Banorte S.A. de C.V., Class O	127,000	599
Grupo Televisa S.A. ADR	122,100	6,438
Telmex, Class L ADR	16,604	536
Wal-Mart de Mexico S.A. de C.V., Class V	1,988,191	6,751
Wal-Mart de Mexico S.A. de C.V., Class V ADR	27,675	938
		27,153
Morocco (0.4%)
Banque Marocaine du Commerce Exterieur	20,300	1,233
Peru (0.2%)
Buenaventura S.A. ADR	34,700	824
Poland (1.1%)
Telekomunikacja Polska S.A.	217,790	942
Telekomunikacja Polska S.A. GDR	662,000	2,867
		3,809
Russia (8.3%)
LUKOIL ADR	60,179	7,462
MMC Norilsk Nickel ADR	8,200	524
Mobile Telesystems ADR	(d)8,260	1,198
Mobile Telesystems GDR	13,500	1,949
OAO Gazprom ADR (Registered)	179,200	6,415
Sberbank RF GDR	(a)44,950	1,867
Surgutneftegaz ADR	90,287	3,286
Surgutneftegaz ADR (Preferred)	22,929	1,101
Uralsvyazinform ADR	116,200	862
Vimpel Communications ADR	(a)10,800	1,175
VolgaTelecom ADR	152,400	895
Yukos ADR	100,356	1,601
		28,335
South Africa (13.5%)
African Bank Investments Ltd.	2,211,200	4,449
African Life Assurance Co., Ltd.	795,148	1,755
Anglo American Platinum Corp., Ltd.	41,600	1,753
Anglo American plc	187,419	4,470
AngloGold Ashanti Ltd.	8,700	336
AVI Ltd.	300,600	971
Edgars Consolidated Stores Ltd.	69,900	2,046
Gold Fields Ltd.	82,960	1,124
Gold Fields Ltd. ADR	28,500	389
Harmony Gold Mining Co., Ltd.	82,600	1,127
Harmony Gold Mining Co., Ltd. ADR	109,700	1,494
Impala Platinum Holdings Ltd.	22,151	1,781
Ispat Iscor Ltd.	84,900	611
Kumba Resources Ltd.	190,900	1,161
Massmart Holdings Ltd.	459,400	2,789
MTN Group Ltd.	1,094,690	5,226
Sanlam Ltd.	1,064,400	1,807
Sappi Ltd.	206,500	2,927
Sappi Ltd. ADR	3,300	47
Shoprite Holdings Ltd.	1,651,493	2,635
Standard Bank Group Ltd.	352,334	2,778
Steinhoff International Holdings Ltd.	1,684,400	2,544
Telkom S.A. Ltd.	173,833	1,982
		46,202
South Korea (14.1%)
Cheil Industries, Inc.	108,250	1,612
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	34,250	498
Daishin Securities Co., Ltd.	66,990	832
Daishin Securities Co., Ltd. (Preference)	59,450	449
Doosan Heavy Industries & Construction Co., Ltd.	10,330	101
Handsome Co., Ltd.	133,390	1,164
Hankook Tire Co., Ltd.	349,580	3,142
Hyundai Department Store Co., Ltd.	11,520	325
Hyundai Mobis	73,790	3,717
Hyundai Motor Co., Ltd. (Preference)	12,800	331
Hyundai Motor Co., Ltd.	19,500	899
Korean Airlines Co., Ltd.	(a)130,820	1,790
KT&G Corp.	60,840	1,609
LG Engineering & Construction Corp.	26,060	475
LG Investment & Securities Co., Ltd.	(a)302,820	2,004
Orion Corp.	16,160	1,206
Pusan Bank	155,480	939
Samsung Electronics Co., Ltd.	32,001	12,728
Samsung Electronics Co., Ltd. (Preference)	8,360	2,189
Samsung SDI Co., Ltd.	91,730	9,042
Shinhan Financial Group Co., Ltd.	116,830	2,019
SK Telecom Co., Ltd.	1,760	268
STX Shipbuilding Co., Ltd.	87,290	864
		48,203
Taiwan (10.5%)
Acer, Inc.	773,637	1,048
Asia Optical Co., Inc.	559,605	2,702
Catcher Technology Co., Ltd.	210,000	587
Cathay Financial Holding Co., Ltd.	932,000	1,756
Cheng Shin Rubber Industry Co., Ltd.	573,208	702
Chinatrust Financial Holding Co.	1,939,638	2,090

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

		Value
	Shares	(000)
Taiwan (cont’d)
CTCI Corp.	1,839,475	$985
CYBERLINK Corp.	287,819	682
Delta Electronics, Inc.	283,000	396
Eva Airways Corp.	894,283	347
Evergreen Marine Corp.	458,619	450
Faraday Technology Corp.	167,472	246
Fubon Financial Holding Co., Ltd.	1,224,000	1,124
Hon Hai Precision Industry Co., Ltd.	947,046	3,262
Infortrend Technology, Inc.	534,735	1,102
Kaulin Manufacturing Co., Ltd.	403,650	446
Largan Precision Co., Ltd.	139,469	981
MediaTek, Inc.	336,699	2,260
Mega Financial Holding Co., Ltd	1,104,000	695
Novatek Microelectronics Corp., Ltd.	188,631	500
Phoenixtec Power Co., Ltd.	854,045	817
Polaris Securities Co., Ltd.	2,605,934	1,312
Richtek Technology Corp.	128,700	252
Shin Kong Financial Holdings Co., Ltd	1,498,000	1,222
Springsoft, Inc.	450,282	835
Sunplus Technology Co., Ltd.	471,600	670
Taishin Financial Holdings Co., Ltd.	1,695,841	1,368
Taiwan Cellular Corp.	1,214,000	1,165
Taiwan Cement Corp.	4,097,565	2,268
Tsann Kuen Enterprise Co.	506,120	608
Waffer Technology Co., Ltd.	572,700	952
Ya Hsin Industrial Co., Ltd.	1,994,286	1,802
Yuanta Core Pacific Securities Co.	(a)233,000	165
		35,797
Thailand (5.3%)
Advanced Info Services PCL (Foreign)	908,900	2,197
Asian Property Development PCL	4,749,300	445
Bangkok Bank PCL (Foreign)	(a)1,249,700	2,975
Banpu PCL (Foreign)	247,900	959
CP Seven Eleven PCL (Foreign)	627,300	879
Italian-Thai Development PCL (Foreign)	5,106,100	1,135
Kasikornbank PCL (Foreign)	(a)1,255,600	1,411
Kasikornbank PCL NVDR (Preferred)	(a)447,400	487
Krung Thai Bank PCL (Foreign)	3,846,100	753
Lalin Property PCL (Foreign)	1,435,600	233
Land & Houses PCL (Foreign)	4,113,200	944
MBK PCL (Foreign)	258,500	316
PTT PCL (Foreign)	453,000	1,883
Ratchaburi Electricity Generating Holding PCL (Foreign)	357,500	324
Siam City Bank PCL (Foreign)	607,600	333
Siam Commercial Bank PCL (Foreign)	531,600	572
Siam Makro PCL (Foreign)	123,500	136
Sino Thai Engineering & Construction PCL (Foreign)	1,309,200	280
Thai Airways International PCL (Foreign)	593,300	699
Total Access Communication PCL	(a)353,000	1,186
		18,147
Turkey (4.8%)
Akbank T.A.S.	736,489,510	3,330
Akcansa Cimento A.S.	591,033,775	$1,651
Arcelik	(a)270,548,950	1,583
Enka Insaat ve Sanayi A.S.	55,697,243	1,305
Hurriyet Gazetecilik A.S.	1,025,874,720	1,859
Trakya Cam Sanayi A.S.	577,189,891	1,458
Turkcell Iletisim Hizmetleri A.S.	402,648,573	1,794
Turkiye Garanti Bankasi A.S.	(a)572,765,900	1,923
Yapi ve Kredi Bankasi A.S.	(a)522,424,500	1,372
		16,275
Total Common Stocks (Cost $295,074)		328,815

	Face
	Amount
	(000)
Fixed Income Securities (0.0%)
Russia (0.0%)
MSCI Holding Ltd. (Secured Notes) (Cost $134)	$ (b)153	131

	No. of
	Warrants
Warrants (0.0%)
China/Hong Kong (0.0%)
Kingboard Chemicals Holdings Ltd., expiring 12/31/06 (Cost $ @—)	(a)44,000	@—

	Face
	Amount
	(000)
Short-Term Investment (2.1%)
Repurchase Agreement (2.1%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $7,253 (Cost $7,253)	$ (e)7,253	7,253
Total Investments+ (98.3%) (Cost $302,461)		336,199
Other Assets less Liabilities (1.7%)		5,749
NET ASSETS (100%)		$341,948

(a)	Non-income producing security.
(b)	Security was valued at fair value — At September 30, 2004, the Portfolio held $653,000 of fair valued securities, representing less than 0.2% of net assets.
(c)

The Morgan Stanley India Growth Fund, acquired at a cost of $707,722, is advised by an affiliate of the Adviser. During the nine months ended September 30, 2004, there were no purchases or sales of this security. The Portfolio derived $130,030 of income from this security during the nine months ended September 30, 2004.

(d)	144A Security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

+

At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $302,461,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $33,738,000 of which $48,552,000 related to appreciated securities and $14,814,000 related to depreciated securities.

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

@	Amount is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
THB	3,470	$83	10/1/04	US$	83	$83	$ @—
THB	759	18	10/4/04	US$	18	18	@—
TRL	426,411,903	284	10/1/04	US$	283	283	(1)
TRL	725,254,536	482	10/4/04	US$	481	481	(1)
ZAR	478	74	10/4/04	US$	75	75	1
ZAR	39,252	5,853	6/27/05	US$	5,780	5,780	(73)
US$	475	475	10/1/04	MXN	5,416	476	1
US$	446	446	10/1/04	ZAR	2,880	446	@—
US$	9	9	10/5/04	ZAR	56	9	@—
US$	56	56	10/6/04	ZAR	359	56	@—
US$	107	107	10/7/04	ZAR	689	107	@—
		$7,887				$7,814	$(73)

MXN	—	Mexican Peso
THB	—	Thai Baht
TRL	—	Turkish Lira
ZAR	—	South African Rand

SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY

CLASSIFICATION - SEPTEMBER 30, 2004

		Percent
	Value	of Net
INDUSTRY	(000)	Assets
Commercial Banks	$42,464	12.4%
Oil & Gas	38,959	11.4
Wireless Telecommunication Services	31,988	9.4
Metals & Mining	30,028	8.8
Semiconductors & Semiconductor Equipment	18,594	5.4
Electronic Equipment & Instruments	15,404	4.5
Food & Staples Retailing	13,993	4.1
Insurance	9,385	2.7
Diversified Telecommunication Services	8,891	2.6
Auto Components	8,401	2.5
Diversified Financial Services	8,356	2.4
Media	8,297	2.4
Electric Utilities	7,988	2.3
Construction Materials	6,312	1.8
Household Durables	6,177	1.8
Electrical Equipment	5,500	1.6
Construction & Engineering	5,364	1.6
Paper & Forest Products	4,791	1.4
Software	4,634	1.4
Specialty Retail	3,818	1.1
Capital Markets	3,760	1.1
Leisure Equipment & Products	3,683	1.1
Computers & Peripherals	3,663	1.1
Automobiles	3,451	1.0
Tobacco	3,311	1.0
Other	38,987	11.4
	$336,199	98.3%

Portfolio of Investments

Global Value Equity Portfolio

		Value
	Shares	(000)
Common Stocks (95.6%)
Australia (1.4%)
Foster’s Group Ltd.	186,475	$642
National Australia Bank Ltd.	53,568	1,053
		1,695
Bermuda (1.5%)
Tyco International Ltd.	19,729	605
XL Capital Ltd., Class A	16,713	1,236
		1,841
France (5.7%)
BNP Paribas S.A.	21,417	1,385
Groupe Danone	8,275	651
Lafarge S.A.	17,074	1,496
Sanofi-Aventis	22,816	1,657
Total S.A.	8,266	1,686
		6,875
Germany (1.7%)
BASF AG	25,237	1,489
Bayerische Motoren Werke AG	14,095	580
		2,069
Hong Kong (0.6%)
HongKong Electric Holdings Ltd.	162,000	719
Ireland (1.7%)
Bank of Ireland (London Shares)	97,885	1,320
Kerry Group plc, Class A (Dublin Shares)	31,646	700
		2,020
Italy (2.8%)
ENI S.p.A.	93,170	2,090
Telecom Italia S.p.A. RNC	537,398	1,233
		3,323
Japan (11.1%)
Canon, Inc.	32,100	1,511
Fuji Photo Film Co., Ltd.	58,900	1,938
Kao Corp.	63,000	1,394
Mitsui Sumitomo Insurance Co., Ltd.	72,000	595
Nippon Telegraph & Telephone Corp.	192	766
Rohm Co., Ltd.	8,700	876
Sankyo Co., Ltd.	31,600	669
Sekisui House Ltd.	106,000	1,014
Sumitomo Electric Industries Ltd.	111,000	987
Takeda Pharmaceutical Co., Ltd.	40,900	1,859
Toyota Motor Corp.	13,000	499
Yamanouchi Pharmaceutical Co., Ltd.	37,100	1,200
		13,308
Netherlands (3.6%)
Koninklijke Philips Electronics N.V.	20,957	481
Royal Dutch Petroleum Co. (NY Shares)	53,445	2,758
Unilever N.V. CVA	19,047	1,097
		4,336
South Korea (0.9%)
SK Telecom Co., Ltd. ADR	52,600	1,023
Spain (0.9%)
Telefonica S.A.	72,048	1,080
Switzerland (6.1%)
Holcim Ltd. (Registered)	12,305	651
Nestle S.A. (Registered)	9,557	2,195
Novartis AG (Registered)	28,580	1,336
Roche Holding AG	6,270	649
Syngenta AG	(a)13,838	1,322
UBS AG (Registered)	17,095	1,207
		7,360
United Kingdom (20.6%)
Allied Domecq plc	183,187	1,557
Amvescap plc	102,482	555
BAA plc	74,776	750
Barclays plc	140,383	1,348
Cadbury Schweppes plc	235,751	1,815
Diageo plc	104,939	1,312
GlaxoSmithKline plc	143,403	3,095
Imperial Tobacco Group plc	57,742	1,260
National Grid Transco plc	95,156	804
Prudential plc	74,493	608
Reed Elsevier plc	297,546	2,615
Rentokil Initial plc	188,800	515
Rolls-Royce Group plc	334,874	1,536
Royal Bank of Scotland Group plc	71,609	2,071
Scottish & Southern Energy plc	92,732	1,309
Vodafone Group plc	871,206	2,087
WPP Group plc	69,263	646
Yell Group plc	125,707	803
		24,686
United States (37.0%)
Alcoa, Inc.	36,887	1,239
Altria Group, Inc.	49,418	2,325
BJ’s Wholesale Club, Inc.	(a)37,023	1,012
Boeing Co.	37,319	1,926
Bristol-Myers Squibb Co.	59,437	1,407
ChevronTexaco Corp.	17,511	939
Citigroup, Inc.	52,418	2,313
Coca-Cola Co. (The)	14,627	586
E.I. du Pont de Nemours & Co.	8,459	362
Emerson Electric Co.	7,536	466
Exxon Mobil Corp.	20,767	1,004
First Data Corp.	36,292	1,579
Gap, Inc. (The)	30,997	580
General Dynamics Corp.	14,398	1,470
Georgia-Pacific Corp.	25,251	908
Hewlett-Packard Co.	68,236	1,279
International Business Machines Corp.	23,750	2,036
Kroger Co. (The)	(a)59,176	918
Loews Corp. - Carolina Group	38,915	948
MBIA, Inc.	27,089	1,577
McDonald’s Corp.	47,874	1,342
Mellon Financial Corp.	49,286	1,365
Merck & Co., Inc.	17,028	562
Merrill Lynch & Co., Inc.	23,608	1,174
New York Times Co. (The), Class A	18,575	726
Northrop Grumman Corp.	30,586	1,631
Pfizer, Inc.	54,899	1,680

Portfolio of Investments (cont’d)

Global Value Equity Portfolio

		Value
	Shares	(000)
United States (cont’d)
Prudential Financial, Inc.	23,835	$1,121
SBC Communications, Inc.	73,739	1,914
St. Paul Travelers Cos., Inc. (The)	37,556	1,242
United Technologies Corp.	7,493	700
Verizon Communications, Inc.	51,045	2,010
Viacom, Inc., Class B	23,911	802
Wyeth	65,083	2,434
Xerox Corp.	(a)56,821	800
		44,377
Total Common Stocks (Cost $106,011)		114,712

	Face
	Amount
	(000)
Short-Term Investment (3.0%)
Repurchase Agreement (3.0%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $3,641 (Cost $3,641)	$ (b)3,641	3,641
Total Investments+ (98.6%) (Cost $109,652)		118,353
Other Assets less Liabilities (1.4%)		1,658
NET ASSETS (100%)		$120,011

(a)	Non-income producing security.
(b)

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
RNC	Non-Convertible Savings Shares
+

At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $109,652,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $8,701,000 of which $12,550,000 related to appreciated securities and $3,849,000 related to depreciated securities.

SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY

CLASSIFICATION - SEPTEMBER 30, 2004

		Percent
	Value	of Net
INDUSTRY	(000)	Assets
Pharmaceuticals	$16,548	13.8%
Oil & Gas	8,477	7.0
Aerospace & Defense	7,264	6.1
Commercial Banks	7,176	6.0
Diversified Telecommunication Services	7,002	5.8
Food Products	6,460	5.4
Insurance	6,379	5.3
Media	5,592	4.7
Tobacco	4,533	3.8
Capital Markets	4,300	3.6
Beverages	4,097	3.4
Computers & Peripherals	3,316	2.8
Chemicals	3,174	2.6
Wireless Telecommunication Services	3,111	2.6
Diversified Financial Services	2,313	1.9
Office Electronics	2,311	1.9
Construction Materials	2,147	1.8
Electric Utilities	2,028	1.7
Leisure Equipment & Products	1,938	1.6
Food & Staples Retailing	1,931	1.6
IT Services	1,579	1.3
Household Durables	1,494	1.3
Electrical Equipment	1,453	1.2
Household Products	1,394	1.2
Hotels Restaurants & Leisure	1,342	1.1
Metals & Mining	1,239	1.0
Other	9,755	8.1
	$118,353	98.6%

Portfolio of Investments

International Magnum Portfolio

		Value
	Shares	(000)
Common Stocks (90.4%)
Australia (2.7%)
AMP Ltd.	94,500	$429
Australia & New Zealand Banking Group Ltd.	12,290	170
BHP Billiton Ltd.	52,493	549
Coles Myer Ltd.	13,650	93
Gunns Ltd.	16,200	171
National Australia Bank Ltd.	9,880	194
Newcrest Mining Ltd.	16,600	184
News Corp., Ltd.	39,650	329
Qantas Airways Ltd.	34,400	86
QBE Insurance Group Ltd.	19,200	183
Rio Tinto Ltd.	14,350	397
Westpac Banking Corp.	17,200	222
		3,007
Austria (0.2%)
Telekom Austria AG	14,935	209
Belgium (1.0%)
AGFA-Gevaert N.V.	16,734	486
Fortis	(a)8,249	196
Solvay S.A., Class A	4,907	455
		1,137
Denmark (0.7%)
Carlsberg A/S, Class B	7,826	366
Novo-Nordisk A/S, Class B	7,357	403
		769
Finland (1.9%)
Nokia Oyj	47,209	651
Pohjola Group plc, Class D	11,166	115
Sampo Oyj, Class A	71,045	786
TietoEnator Oyj	18,964	550
		2,102
France (9.8%)
Atos Origin S.A.	(a)15,115	835
Aventis S.A.
AXA	48,977	992
BNP Paribas S.A.	20,920	1,353
Cap Gemini S.A.	(a)5,260	124
Carrefour S.A.	8,113	382
France Telecom S.A.	79,811	1,991
Groupe Danone	2,604	205
M6-Metropole Television	5,226	140
Neopost S.A.	4,278	275
Sanofi-Aventis	11,123	808
Schneider Electric S.A.	14,756	955
Societe Generale	5,865	520
Total S.A.	9,575	1,953
Vinci S.A.	3,576	412
		10,945
Germany (6.9%)
ADIDAS-SALOMON AG	4,681	654
Allianz AG (Registered)	6,326	638
Bayerische Motoren Werke AG	23,370	962
Deutsche Boerse AG	18,862	955
Deutsche Telekom AG	(a)43,968	817
Fresenius Medical Care AG	7,298	560
Infineon Technologies AG	(a)14,191	145
Linde AG	3,966	229
Metro AG	3,508	157
Muenchener Rueckversicherungs AG (Registered)	3,079	297
Porsche AG (Non-Voting Shares)	419	272
SAP AG	2,685	418
Siemens AG (Registered)	21,517	1,584
		7,688
Hong Kong (2.9%)
Cheung Kong Holdings Ltd.	15,000	128
Esprit Holdings Ltd.	78,000	396
Great Eagle Holdings Ltd.	304,000	595
Henderson Land Development Co., Ltd.	134,000	641
Hutchison Whampoa Ltd.	16,000	125
Hysan Development Co., Ltd.	170,000	300
Kerry Properties Ltd.	108,000	204
Li & Fung Ltd.	124,400	179
New World Development Ltd.	517,000	487
Sun Hung Kai Properties Ltd.	9,000	85
Techtronic Industries Co.	52,000	102
		3,242
Ireland (0.8%)
Bank of Ireland (London Shares)	47,358	638
Kerry Group plc, Class A	9,793	216
Kerry Group plc, Class A (Dublin Shares)	1,321	29
		883
Italy (3.2%)
ENI S.p.A.	53,578	1,202
Sanpaolo IMI S.p.A.	20,577	233
Telecom Italia S.p.A.	264,370	817
Telecom Italia S.p.A. RNC	275,725	633
UniCredito Italiano S.p.A.	140,107	707
		3,592
Japan (20.8%)
Amada Co., Ltd.	46,000	240
Canon, Inc.	15,000	706
Casio Computer Co., Ltd.	35,000	413
Dai Nippon Printing Co., Ltd.	23,000	308
Daicel Chemical Industries Ltd.	75,000	372
Daifuku Co., Ltd.	50,000	275
Daikin Industries Ltd.	21,000	509
Denki Kagaku Kogyo KK	100,000	304
East Japan Railway Co.	85	440
FamilyMart Co., Ltd.	16,600	446
Fuji Machine Manufacturing Co., Ltd.	11,400	107
Fuji Photo Film Co., Ltd.	16,000	526
Fujitec Co., Ltd.	17,000	83
Fujitsu Ltd.	100,000	579
Furukawa Electric Co., Ltd.	(a)65,000	255
Hitachi Capital Corp.	21,600	341
Hitachi High-Technologies Corp.	7,000	97
Hitachi Ltd.	90,000	545

Portfolio of Investments (cont’d)

International Magnum Portfolio

		Value
	Shares	(000)
Japan (cont’d)
House Foods Corp.	15,000	$203
Kaneka Corp.	52,000	511
Kurita Water Industries Ltd.	26,000	353
Kyocera Corp.	5,800	409
Kyudenko Corp.	16,000	73
Lintec Corp.	14,000	187
Matsushita Electric Industrial Co., Ltd.	49,000	655
Minebea Co., Ltd.	57,000	233
Mitsubishi Chemical Corp.	127,000	386
Mitsubishi Corp.	47,000	509
Mitsubishi Estate Co., Ltd.	30,000	314
Mitsubishi Heavy Industries Ltd.	150,000	424
Mitsubishi Logistics Corp.	15,000	132
Mitsumi Electric Co., Ltd.	21,200	228
Nagase & Co., Ltd.	23,000	194
NEC Corp.	77,000	461
Nifco, Inc.	21,000	312
Nintendo Co., Ltd.	5,500	674
Nippon Meat Packers, Inc.	21,000	281
Nippon Telegraph & Telephone Corp.	85	339
Nissan Motor Co., Ltd.	60,000	654
Nissha Printing Co., Ltd.	9,000	137
Nisshinbo Industries, Inc.	30,000	202
Obayashi Corp.	63,000	314
Ono Pharmaceutical Co., Ltd.	11,000	489
Ricoh Co., Ltd.	34,000	641
Rinnai Corp.	7,800	238
Rohm Co., Ltd.	2,700	272
Ryosan Co., Ltd.	12,800	275
Sangetsu Co., Ltd.	3,000	72
Sanki Engineering Co., Ltd.	6,000	40
Sankyo Co., Ltd.	24,000	508
Sanwa Shutter Corp.	43,000	195
Sekisui Chemical Co., Ltd.	60,000	414
Sekisui House Ltd.	36,000	344
Shin-Etsu Polymer Co., Ltd.	30,000	167
Sony Corp.	13,300	455
Suzuki Motor Corp.	26,000	426
TDK Corp.	6,600	440
Teijin Ltd.	35,000	125
Toho Co., Ltd.	8,200	117
Tokyo Electric Power Co., Inc.	17,000	366
Toshiba Corp.	150,000	552
Toyo Ink Manufacturing Co., Ltd.	32,000	111
Toyota Motor Corp.	18,700	717
Tsubakimoto Chain Co.	70,000	235
Yamaha Corp.	26,000	396
Yamaha Motor Co., Ltd.	20,000	304
Yamanouchi Pharmaceutical Co., Ltd.	16,000	518
		23,148
Netherlands (5.2%)
Aegon N.V.	24,660	266
ASML Holding N.V.	(a)21,156	273
ING Groep N.V. CVA	10,660	269
Koninklijke Ahold N.V.	(a)27,317	175
Koninklijke Philips Electronics N.V.	24,704	567
Royal Dutch Petroleum Co.	23,066	1,190
Royal Numico N.V.	(a)19,348	617
Unilever N.V. CVA	21,743	1,252
Wolters Kluwer N.V. CVA	68,561	1,155
		5,764
Norway (0.4%)
DNB NOR ASA	31,286	248
Telenor ASA	23,644	181
		429
Poland (0.2%)
Telekomunikacja Polska S.A.	52,211	226
Singapore (1.4%)
CapitaCommercial Trust REIT	(a)53,200	37
CapitaLand Ltd.	266,000	283
City Developments Ltd.	70,000	272
Oversea-Chinese Banking Corp.	29,000	241
SembCorp Industries Ltd.	142,000	124
Singapore Airlines Ltd.	62,000	401
Venture Corp., Ltd.	24,000	235
		1,593
Spain (3.1%)
ACS Actividades Cons y Services	23,424	427
Altadis S.A.	19,385	661
Banco Bilbao Vizcaya Argentaria S.A.	50,732	699
Grupo Ferrovial S.A.	3,553	159
Sogecable S.A.	(a)6,011	242
Telefonica S.A.	85,001	1,274
		3,462
Sweden (2.1%)
Assa Abloy AB, Class B	39,526	496
Autoliv, Inc. SDR	9,657	386
Electrolux AB, Series B	9,799	179
Nordea Bank AB	28,584	234
Securitas AB, Class B	16,276	217
SKF AB, Class B	13,216	502
Telefonaktiebolaget LM Ericsson, Class B	(a)94,130	292
		2,306
Switzerland (6.8%)
Adecco S.A. (Registered)	1,605	80
Ciba Speciality Chemicals AG (Registered)	(a)6,605	412
Compagnie Financiere Richemont AG, Class A	8,835	245
Holcim Ltd. (Registered)	8,289	438
Nestle S.A. (Registered)	3,140	721
Novartis AG (Registered)	58,345	2,727
Schindler Holding AG (Registered)	902	281
STMicroelectronics N.V.	14,158	244
Swiss Reinsurance (Registered)	10,301	595
UBS AG (Registered)	23,953	1,691
Zurich Financial Services AG	(a)1,409	202
		7,636

Portfolio of Investments (cont’d)

International Magnum Portfolio

		Value
	Shares	(000)
United Kingdom (20.3%)
Allied Domecq plc	49,557	$421
Amvescap plc	24,078	130
AstraZeneca plc	25,917	1,064
Barclays plc	93,649	899
BOC Group plc	33,342	534
BP plc	77,749	743
British American Tobacco plc	14,221	206
British Sky Broadcasting plc	59,584	517
Bunzl plc	27,510	207
Cadbury Schweppes plc	29,467	227
Compass Group plc	32,482	130
Diageo plc	20,293	254
Emap plc	23,418	320
GlaxoSmithKline plc	106,853	2,306
Hays plc	307,969	741
HBOS plc	7,954	108
HSBC Holdings plc	102,240	1,625
ITV plc	120,135	235
Lloyds TSB Group plc	55,295	432
MFI Furniture plc	70,352	134
National Grid Transco plc	24,879	210
Prudential plc	127,396	1,040
Reed Elsevier plc	43,766	385
Rentokil Initial plc	76,939	210
Rexam plc	51,291	394
Rolls-Royce Group plc	64,547	296
Royal Bank of Scotland Group plc	57,374	1,659
Scottish & Southern Energy plc	17,673	249
Shell Transport & Trading Co. plc (Registered)	181,099	1,331
Smith & Nephew plc	36,999	341
Smiths Group plc	53,862	724
Stagecoach Group plc	103,614	171
Tesco plc	145,085	750
Vedanta Resources Ltd.	43,279	282
Vodafone Group plc	1,090,933	2,614
WPP Group plc	54,804	511
Yell Group plc	32,786	209
		22,609
Total Common Stocks (Cost $90,982)		100,747

	Face
	Amount
	(000)
Short-Term Investment (7.0%)
Repurchase Agreement (7.0%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $7,764 (Cost $7,764)	$ (b)7,764	7,764
Total Investments+ (97.4%) (Cost $98,746)		108,511
Other Assets less Liabilities (2.6%)		2,874
NET ASSETS (100%)		$111,385

(a)	Non-income producing security.
(b)

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust
RNC	Non-Convertible Savings Shares
SDR	Swedish Depositary Receipt
+

At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $98,746,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $9,765,000 of which $13,729,000 related to appreciated securities and $3,964,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	3,860	$4,799	12/16/04	US$	4,733	$4,733	$(66)
EUR	3,130	3,892	12/16/04	US$	3,836	3,836	(56)
EUR	810	1,007	12/16/04	US$	1,005	1,005	(2)
GBP	1,990	3,584	12/16/04	US$	3,556	3,556	(28)
GBP	2,329	4,195	12/16/04	US$	4,165	4,165	(30)
GBP	1,686	3,037	12/16/04	US$	3,010	3,010	(27)
GBP	369	664	12/16/04	US$	658	658	(6)
JPY	372,567	3,400	12/16/04	US$	3,417	3,417	17
US$	36	36	10/1/04	EUR	29	36	@—
US$	1,921	1,921	12/16/04	EUR	1,570	1,951	30
US$	2,552	2,552	12/16/04	EUR	2,077	2,583	31
US$	3,128	3,128	12/16/04	EUR	2,557	3,179	51
US$	4,818	4,818	12/16/04	EUR	3,929	4,885	67
US$	305	305	12/16/04	GBP	171	308	3
US$	5,326	5,326	12/16/04	GBP	2,987	5,382	56
US$	11,318	11,318	12/16/04	GBP	6,347	11,432	114
US$	1,406	1,406	12/16/04	JPY	153,181	1,398	(8)
US$	169	169	12/16/04	JPY	18,385	168	(1)
US$	233	233	12/16/04	JPY	25,412	232	(1)
US$	782	782	12/16/04	JPY	85,357	779	(3)
US$	1,571	1,571	12/16/04	JPY	171,832	1,568	(3)
US$	2,895	2,895	12/16/04	JPY	315,883	2,883	(12)
		$61,038				$61,164	$126

EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
@	— Value is less than $500.

Portfolio of Investments (cont’d)

International Magnum Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
DJ Euro Stoxx 50 (Germany)	78	2,651	Dec-04	$(38)
FTSE 100 Index (United Kingdom)	36	3,003	Dec-04	18
TOPIX Index (Japan)	35	3,507	Dec-04	(118)
				$(138)

SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY

CLASSIFICATION - SEPTEMBER 30, 2004

		Percent
	Value	of Net
INDUSTRY	(000)	Assets
Commercial Banks	$10,182	9.1%
Pharmaceuticals	8,822	7.9
Repurchase Agreement	7,764	7.0
Diversified Telecommunication Services	6,486	5.8
Oil & Gas	6,418	5.8
Insurance	5,542	5.0
Media	4,160	3.7
Chemicals	4,104	3.7
Food Products	3,752	3.4
Household Durables	3,440	3.1
Real Estate	3,345	3.0
Automobiles	3,336	3.0
Machinery	2,733	2.4
Wireless Telecommunication Services	2,614	2.3
Industrial Conglomerates	2,558	2.3
Food & Staples Retailing	2,002	1.8
Electronic Equipment & Instruments	1,903	1.7
Commercial Services & Supplies	1,900	1.7
Capital Markets	1,821	1.6
Computers & Peripherals	1,820	1.6
Office Electronics	1,622	1.4
IT Services	1,509	1.4
Construction & Engineering	1,425	1.3
Diversified Financial Services	1,421	1.3
Metals & Mining	1,412	1.3
Leisure Equipment & Products	1,409	1.3
Electrical Equipment	1,210	1.1
Building Products	1,200	1.1
Textiles, Apparel & Luxury Goods	1,101	1.0
Software	1,092	1.0
Other	10,408	9.3
	$108,511	97.4%

Portfolio of Investments

U.S. Real Estate Portfolio

			Value
		Shares	(000)
Common Stocks (95.7%)
Diversified (5.4%)
Correctional Properties Trust REIT		131,690	$3,595
Forest City Enterprises, Inc., Class A		103,900	5,725
FrontLine Capital Group		(a)(b)425,700	@—
St. Joe Co. (The)		123,400	5,895
Vornado Realty Trust REIT		577,950	36,226
Wellsford Real Properties, Inc.		(a)178,664	2,707
			54,148
Health Care (2.0%)
Healthcare Realty Trust, Inc. REIT		48,500	1,894
Nationwide Health Properties, Inc. REIT		37,800	784
Omega Healthcare Investors, Inc. REIT		700,400	7,536
Senior Housing Properties Trust REIT		321,000	5,720
Ventas, Inc. REIT		163,700	4,243
			20,177
Homebuilding (0.0%)
Brookfield Homes Corp.		16,273	429
Industrial (7.0%)
AMB Property Corp. REIT		892,520	33,041
BRCP REIT LLC I		1,086,745	1,087
Cabot Industrial Value Fund, Inc.		785	392
Catellus Development Corp. REIT		244,000	6,468
Prologis REIT		817,302	28,802
			69,790
Lodging/Resorts (10.5%)
Hilton Hotels Corp.		1,329,700	25,051
Host Marriott Corp. REIT		(a)1,963,300	27,545
Innkeepers USA Trust REIT		38,100	474
Interstate Hotels & Resorts, Inc.		(a)100,400	407
Lodgian, Inc.		(a)89,800	889
Meristar Hospitality Corp. REIT		(a)396,000	2,158
Starwood Hotels & Resorts Worldwide, Inc.		1,019,644	47,332
Wyndham International, Inc., Class A		(a)652,363	535
			104,391
Office (19.5%)
Arden Realty, Inc. REIT		1,041,600	33,935
Beacon Capital Partners, Inc. REIT		(a)(b)(c)271,300	1,150
Boston Properties, Inc. REIT		720,250	39,894
Brandywine Realty Trust REIT		28,300	806
Brookfield Properties Co.		1,574,417	50,791
Equity Office Properties Trust REIT		1,139,108	31,041
Mack-Cali Realty Corp. REIT		151,100	6,694
PS Business Parks, Inc. REIT		44,300	1,765
Reckson Associates Realty Corp. REIT		705,800	20,292
SL Green Realty Corp. REIT		136,150	7,054
Trizec Properties, Inc. REIT		41,650	665
			194,087
Residential Apartments (18.6%)
American Campus Communities, Inc. REIT		135,800	2,520
AMLI Residential Properties Trust REIT		98,500	3,009
Apartment Investment & Management Co. REIT		725,000	25,216
Archstone-Smith Trust REIT		1,369,441	43,329
Atlantic Gulf Communities Corp.		(a)(b)261,572	@—
AvalonBay Communities, Inc. REIT		810,200	48,790
BRE Properties REIT		10,550	405
Equity Residential REIT		811,546	25,158
Essex Property Trust, Inc. REIT		183,050	13,152
Gables Residential Trust REIT		58,300	1,991
Post Properties, Inc. REIT		538,800	16,110
Summit Properties, Inc. REIT		199,700	5,402
			185,082
Residential Manufactured Homes (1.1%)	~
Affordable Residential Communities REIT		69,800	1,019
Manufactured Home Communities, Inc. REIT		287,230	9,548
			10,567
Retail Regional Malls (18.5%)
General Growth Properties, Inc. REIT		845,490	26,210
Macerich Co. (The) REIT		234,500	12,497
Rouse Co. REIT		725,000	48,488
Simon Property Group, Inc. REIT		1,506,500	80,794
Taubman Centers, Inc. REIT		620,142	16,018
			184,007
Retail Strip Centers (7.6%)
Acadia Realty Trust REIT		28,870	426
BPP Liquidating Trust REIT		(b)227,282	73
Chelsea Property Group, Inc. REIT		51,150	3,432
Federal Realty Investment Trust REIT		720,000	31,680
Heritage Property Investment Trust REIT		222,925	6,503
Kimco Realty Corp. REIT		79,000	4,053
Pan Pacific Retail Properties, Inc. REIT		64,560	3,493
Price Legacy Corp. REIT		22,825	432
Regency Centers Corp. REIT		553,700	25,741
			75,833
Self Storage (5.5%)
Public Storage, Inc. REIT		710,570	35,209
Shurgard Storage Centers, Inc., Series A REIT		499,400	19,376
			54,585
Total Common Stocks (Cost $714,309)			953,096
Preferred Stocks (0.4%)
Lodging/Resorts (0.4%)
Wyndham, Series B		(b)45,807	2,494
Wyndham International, Inc., Series II		(b)24,889	1,425
			3,919
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp. Series B (Registered)		(a)(b)(c)79,420	@—
Atlantic Gulf Communities Corp., Series B		(a)(b)(c)2,003	@—
Atlantic Gulf Communities Corp., Series B (Convertible)		(a)(b)57,048	@—
			@—
Total Preferred Stocks (Cost $4,123)			$3,919

Portfolio of Investments (cont’d)

U.S. Real Estate Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Investment (3.8%)
Repurchase Agreement (3.8%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $37,321 (Cost $37,319)	$ (d)37,319	37,319
Total Investments+ (99.9%) (Cost $755,751)		994,334
Other Assets less Liablitilities (0.1%)		1,385
NET ASSETS (100%)		$995,719

(a)	Non-income producing security
(b)	Security was valued at fair value — At September 30, 2004, the Portfolio held $5,142,000 of fair valued securities, representing 0.5% of net assets.
(c)

Restricted security valued at fair value and not registered under the Securities Act of 1933. Beacon Capital Partners, Inc. REIT was acquired 3/98 at a cost of $1,150,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 at a cost of $20,000. Atlantic Gulf Communities Corp. (Registered), Series B Preferred was acquired 2/00 at a cost of $794,000. At September 30, 2004, these securities had an aggregate market value of $1,150,000, representing 0.1% of net assets.

(d)

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

+

At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $755,751,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $238,583,000 of which $249,951,000 related to appreciated securities and $11,368,000 related to depreciated securities.

@	Value is less than $500.
REIT	Real Estate Investment Trust

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (115.3%)
Agency Adjustable Rate Mortgages (0.6%)
Government National Mortgage Association, Adjustable Rate Mortgages:
3.375%, 1/20/25 - 2/20/28	$1,451	$1,468
4.625%, 12/20/25 - 11/20/27	98	100
4.75%, 7/20/25 - 9/20/27	199	202
		1,770
Agency Fixed Rate Mortgages (40.8%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
10.00%, 10/1/10	5	5
10.50%, 1/1/10 - 5/1/19	6	7
11.50%, 10/1/15 - 5/1/19	37	41
Federal Home Loan Mortgage Corporation, Gold Pools:
6.50%, 10/1/29 - 9/1/32	541	568
7.00%, 3/1/32	32	34
7.50%, 6/1/20 - 11/1/32	6,092	6,540
8.00%, 8/1/30 - 1/1/31	179	195
8.50%, 1/1/29 - 8/1/30	184	202
9.50%, 12/1/22	19	21
10.00%, 6/1/17	22	25
October TBA
5.00%, 10/1/19	(a)3,050	3,098
5.50%, 10/1/19	(a)2,900	2,995
6.00%, 10/1/34	(a)5,750	5,939
6.50%, 10/1/49	(a)4,600	4,826
Federal National Mortgage Association, Conventional Pools:
6.50%, 1/1/29 - 1/1/34	4,166	4,375
7.00%, 10/1/27 - 3/1/34	10,708	11,367
7.50%, 5/1/25 - 8/1/32	4,177	4,479
8.00%, 11/1/14 - 9/1/32	6,380	6,925
8.50%, 4/1/30 - 9/1/32	2,167	2,369
9.50%, 11/1/21 - 4/1/30	357	404
10.00%, 9/1/10 - 5/1/22	120	135
10.50%, 1/1/16 - 5/1/22	946	1,066
11.00%, 6/1/19 - 11/1/20	410	468
11.50%, 11/1/19	7	8
12.00%, 11/1/11	10	11
13.00%, 10/1/15	1	2
October TBA:
4.50%, 10/1/19	(a)6,250	6,228
5.00%, 10/1/19	(a)3,150	3,200
5.50%, 10/1/19 - 10/1/34	(a)17,725	18,163
6.50%, 10/1/34	(a)12,550	13,166
7.00%, 10/1/34	(a)1,600	1,696
November TBA:
5.00%, 11/1/18	(a)3,025	3,066
5.50%, 11/1/18 - 11/1/33	(a)10,550	10,719
6.50%, 11/1/33	(a)8,480	8,875
Government National Mortgage Association, Various Pools:
9.00%, 11/15/17 - 1/15/25	226	254
9.50%, 10/15/16 - 11/15/21	790	894
10.00%, 11/15/09 - 6/15/22	1,163	1,311
10.50%, 1/15/18 - 8/15/20	130	148
11.00%, 12/15/09 - 1/15/16	25	28
11.50%, 2/15/13 - 8/15/13	7	8
12.00%, 12/15/12 - 12/15/14	22	26
		123,887
Asset Backed Corporate (12.2%)
American Express Credit Account Master Trust
1.87%, 12/15/09	(b)2,100	2,106
Asset Backed Funding Certificates
1.90%, 6/25/25	(b)950	950
1.97%, 6/25/22	(b)961	961
Bank One Issuance Trust
3.59%, 5/17/10	2,000	2,019
Bear Stearns
1.90%, 1/25/22	1,500	1,500
Capital Auto Receivables Asset Trust
1.44%, 2/15/07	1,179	1,173
1.84%, 1/15/08	(b)1,200	1,202
Centex Home Equity
1.833%, 9/25/19	(c)1,177	1,172
Citibank Credit Card Issuance Trust
1.741%, 2/15/07	(b)1,800	1,801
6.875%, 11/16/09	1,730	1,911
Ford Credit Auto Owner Trust
1.62%, 8/15/05	109	109
GE Capital Credit Card Master Note Trust
1.899%, 9/15/10	(b)1,350	1,350
GE Dealer Floorplan Master Note Trust
1.861%, 7/20/08	(b)1,250	1,250
Harley-Davidson Motorcycle Trust
1.56%, 5/15/07	488	488
Honda Auto Receivables Owner Trust
2.52%, 2/15/07	1,900	1,903
JP Morgan Chase Commercial Mortgage Securities Corp.
1.949%, 4/16/19	(b)(d)1,399	1,399
MBNA Master Credit Card Trust USA
5.90%, 8/15/11	400	436
7.00%, 2/15/12	1,350	1,539
7.80%, 10/15/12	1,400	1,669
New Century Home Equity Loan Trust
2.02%, 8/25/34	(b)883	883
Residential Asset Securities Corp.
1.928%, 9/25/21	(b)600	600
2.00%, 9/25/22	(b)1,481	1,482
Residential Funding Mortgage Securities II
1.99%, 2/25/13	(b)564	565
SLM Student Loan Trust
1.697%, 1/25/13	(b)1,200	1,203
2.00%, 1/25/09	(b)2,300	2,299
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	375	387
USAA Auto Owner Trust
2.41%, 2/15/07	750	750

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporate (cont’d)
Wachovia Auto Owner Trust
2.40%, 5/21/07	$1,350	$1,350
Wells Fargo Financial Auto Owner Trust
1.47%, 3/15/07	1,500	1,494
World Omni Auto Recievables Trust
2.58%, 7/12/07	1,300	1,299
		37,250
Collateralized Mortgage Obligations —
Agency Collateral Series (1.7%)
Federal Home Loan Mortgage Corporation, IO
5.00%, 9/15/14 - 6/15/17	7,165	631
6.00%, 5/1/31	1,294	229
6.50%, 4/1/28	1,113	195
7.50%, 12/1/29	87	15
8.00%, 1/1/28 - 7/1/31	152	28
Federal Home Loan Mortgage Corporation, IO, Inv Fl
6.19%, 3/15/32	805	72
6.24%, 3/15/32	612	55
6.79%, 10/15/29	103	7
Federal National Mortgage Association
3.25%, 6/25/33	266	266
3.471%, 11/25/33	876	877
7.00%, 9/25/32	964	1,009
Federal National Mortgage Association, IO
5.00%, 2/25/15	2,785	172
6.00%, 8/25/32 - 5/25/33	1,652	292
6.50%, 1/4/33 - 2/25/33	3,120	544
7.00%, 4/25/33	1,343	242
7.50%, 11/1/29	307	56
8.00%, 4/1/24 - 8/1/31	1,415	248
9.00%, 11/1/26	21	4
Federal National Mortgage Association, IO, Inv Fl
5.763%, 2/17/31	436	42
6.16%, 12/25/27	114	4
6.26%, 12/25/29	284	15
6.36%, 10/25/28	304	23
6.789%, 3/18/30	97	6
Government National Mortgage Association, IO, Inv Fl
5.801%, 9/16/31	224	17
6.188%, 9/16/27	201	19
6.221%, 4/16/29	1,363	114
6.421%, 8/16/31	212	19
6.689%, 9/20/30	376	36
6.771%, 12/16/29	286	33
6.821%, 8/16/29	347	36
		5,306
Federal Agency (1.0%)
Federal Home Loan Mortgage Corporation
5.125%, 11/7/13	2,935	2,948
Finance (5.1%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(d)1,010	1,115
Axa Financial, Inc.
6.50%, 4/1/08	85	93
Citigroup, Inc.
5.625%, 8/27/12	390	418
6.00%, 2/21/12	155	171
Countrywide Home Loans, Inc.
3.25%, 5/21/08	645	635
EOP Operating LP
4.75%, 3/15/14	80	77
6.763%, 6/15/07	100	108
7.50%, 4/19/29	60	67
7.875%, 7/15/31	215	252
Farmers Exchange Capital
7.05%, 7/15/28	(d)705	718
Farmers Insurance Exchange
8.625%, 5/1/24	(d)250	296
General Electric Capital Corp.
4.25%, 12/1/10	280	281
6.75%, 3/15/32	580	670
Goldman Sachs Group, Inc.
5.25%, 10/15/13	410	414
6.875%, 1/15/11	625	707
Hartford Financial Services Group, Inc.
2.375%, 6/1/06	315	312
7.90%, 6/15/10	235	277
Household Finance Corp.
4.125%, 12/15/08	185	187
5.875%, 2/1/09	475	513
6.75%, 5/15/11	320	361
8.00%, 7/15/10	195	231
iStar Financial, Inc.
7.00%, 3/15/08	165	179
JPMorgan Chase & Co.
5.35%, 3/1/07	415	436
6.00%, 2/15/09	80	86
6.625%, 3/15/12	210	236
7.00%, 11/15/09	275	312
Mantis Reef Ltd.
4.692%, 11/14/08	(d)630	637
MBNA Corp.
6.125%, 3/1/13	685	738
Nationwide Mutual Insurance Co.
8.25%, 12/1/31	(d)475	591
Newcourt Credit Group, Inc.
6.875%, 2/16/05	310	315
Prudential Holdings LLC
7.245%, 12/18/23	(d)805	949
Reckson Operating Partnership LP
5.15%, 1/15/11	290	290
Rouse Co. (The)
3.625%, 3/15/09	195	182
5.375%, 11/26/13	90	86
Washington Mutual Bank FA
5.50%, 1/15/13	75	78
Washington Mutual, Inc.
2.10%, 7/25/44	(b)591	592
8.25%, 4/1/10	390	462

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

		Face
		Amount	Value
		(000)	(000)
Finance (cont’d)
World Financial Properties
6.91%, 9/1/13		$ (d)1,253	$1,398
			15,470
Industrials (13.4%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13		200	185
8.55%, 8/1/10		490	528
8.85%, 8/1/30		340	338
Aetna, Inc.
7.875%, 3/1/11		740	875
Albertson’s, Inc.
7.50%, 2/15/11		280	324
Altria Group, Inc.
7.00%, 11/4/13		305	319
7.75%, 1/15/27		315	334
Amerada Hess Corp.
7.875%, 10/1/29		650	754
Anthem Insurance Cos., Inc.
9.125%, 4/1/10		(d)215	266
AT&T Corp.
8.75%, 11/15/31		290	318
AT&T Wireless Services, Inc.
8.75%, 3/1/31		250	329
Autonation, Inc.
9.00%, 8/1/08		145	167
BAT International Finance plc
4.875%, 2/25/09		420	538
Bowater Canada Finance Corp.
7.95%, 11/15/11		845	896
Caterpillar Financial Service Corp.
1.80%, 8/20/07		(b)560	560
Clear Channel Communications, Inc.
7.65%, 9/15/10		250	286
Comcast Cable Communications, Inc.
6.75%, 1/30/11		270	300
8.375%, 5/1/07		75	84
Consumers Energy Co.
4.00%, 5/15/10		195	192
4.80%, 2/17/09		275	284
5.375%, 4/15/13		80	82
Continental Airlines, Inc.
6.545%, 2/2/19		253	244
6.648%, 3/15/19		431	404
6.90%, 1/2/18		112	107
7.461%, 10/1/16		57	53
CSX Corp.
2.75%, 2/15/06		200	199
9.00%, 8/15/06		200	221
D.R. Horton, Inc.
6.875%, 5/1/13		315	346
DaimlerChrysler NA Holding Corp.
8.50%, 1/18/31		455	558
Deutsche Telekom International Finance BV
8.25%, 6/15/30		480	622
Echostar DBS Corp.
6.375%, 10/1/11		395	402
Electronic Data Systems Corp.
6.00%, 8/1/13		270	273
7.125%, 10/15/09		170	183
Enterprise Products Operating LP
5.60%, 10/15/14		(d)125	126
Federated Department Stores, Inc.
6.90%, 4/1/29		275	302
7.00%, 2/15/28		155	172
FedEx Corp.
2.65%, 4/1/07		325	320
Fisher Scientific International, Inc.
6.75%, 8/15/14		(d)295	311
FMC Corp.
10.25%, 11/1/09		85	100
Ford Motor Credit Co.
7.25%, 10/25/11		485	526
7.375%, 10/28/09		495	543
France Telecom S.A.
7.00%, 12/23/09	EUR	250	356
General Motors Acceptance Corp.
4.50%, 7/15/06		$245	249
6.875%, 9/15/11		1,565	1,644
8.00%, 11/1/31		585	607
Glencore Nickel Property Ltd.
9.00%, 12/1/14		(e)180	@—
GTE Corp.
6.94%, 4/15/28		675	729
Harrah’s Operating Co., Inc.
5.50%, 7/1/10		(d)345	357
8.00%, 2/1/11		410	476
HCA, Inc.
7.50%, 12/15/23		140	144
7.69%, 6/15/25		190	202
9.00%, 12/15/14		110	134
Health Net, Inc.
8.375%, 4/15/11		660	814
Hertz Corp.
7.625%, 8/15/07		85	92
Hilton Hotels Corp.
7.625%, 12/1/12		500	584
Honeywell International, Inc.
6.125%, 11/1/11		380	419
Hutchison Whampoa International Ltd.
5.45%, 11/24/10		(d)240	246
6.50%, 2/13/13		(d)300	317
Hyatt Equities LLC
6.875%, 6/15/07		(d)380	406
ICI Wilmington, Inc.
4.375%, 12/1/08		230	233
Inco Ltd.
7.20%, 9/15/32		200	229
7.75%, 5/15/12		460	543

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

		Face
		Amount	Value
		(000)	(000)
Industrials (cont’d)
International Paper Co.
4.25%, 1/15/09		$185	$186
Iron Mountain, Inc.
6.625%, 1/1/16		180	176
7.75%, 1/15/15		268	285
Kennametal, Inc.
7.20%, 6/15/12		440	481
Kerr-McGee Corp.
5.875%, 9/15/06		95	99
6.875%, 9/15/11		140	157
7.875%, 9/15/31		290	344
Kraft Foods, Inc.
5.625%, 11/1/11		260	275
6.25%, 6/1/12		295	323
Kroger Co.
7.50%, 4/1/31		140	163
Lenfest Communications, Inc.
7.625%, 2/15/08		245	271
MGM Mirage, Inc.
6.75%, 9/1/12		(d)330	343
8.50%, 9/15/10		515	588
Miller Brewing Co.
4.25%, 8/15/08		(d)375	381
Mohawk Industries, Inc.
7.20%, 4/15/12		130	150
Nevada Power Co.
9.00%, 8/15/13		275	318
News America Holdings, Inc.
7.75%, 2/1/24		140	164
News America, Inc.
7.28%, 6/30/28		125	141
7.30%, 4/30/28		375	425
Nexen, Inc.
5.05%, 11/20/13		295	293
Norfolk Southern Corp.
7.35%, 5/15/07		125	137
Northrop Grumman Corp.
4.079%, 11/16/06		305	310
Olivetti Finance N.V.
5.875%, 1/24/08	EUR	225	301
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		$100	98
Pemex Project Funding Master Trust
7.375%, 12/15/14		465	508
8.625%, 2/1/22		495	564
9.125%, 10/13/10		180	215
Petro-Canada
5.35%, 7/15/33		285	262
Plains Exploration & Production Co.
7.125%, 6/15/14		(d)95	102
Raytheon Co.
8.30%, 3/1/10		245	293
Sappi Papier Holding AG
6.75%, 6/15/12		(d)260	286
Sealed Air Corp.
5.625%, 7/15/13		(d)410	422
Smithfield Foods, Inc.
7.00%, 8/1/11		(d)60	63
7.75%, 5/15/13		60	65
8.00%, 10/15/09		420	465
Sprint Capital Corp.
8.375%, 3/15/12		265	321
8.75%, 3/15/32		145	185
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07		95	103
7.875%, 5/1/12		415	471
Station Casinos, Inc.
6.00%, 4/1/12		305	314
Systems 2001 Asset Trust
6.664%, 9/15/13		(d)701	779
TCI Communications, Inc.
7.875%, 2/15/26		190	224
Tenet Healthcare Corp.
6.875%, 11/15/31		185	147
7.375%, 2/1/13		365	345
Time Warner, Inc.
7.625%, 4/15/31		595	687
7.70%, 5/1/32		160	187
Transcontinental Gas Pipe Line Corp.
8.875%, 7/15/12		125	153
Tyco International Group S.A.
5.80%, 8/1/06		145	152
6.375%, 10/15/11		220	244
6.75%, 2/15/11		90	101
Union Pacific Corp.
5.214%, 9/30/14		(d)120	120
6.65%, 1/15/11		165	184
6.79%, 11/9/07		130	142
Verizon Global Funding Corp.
7.75%, 12/1/30		250	300
Verizon New England, Inc.
6.50%, 9/15/11		120	133
Waste Management, Inc.
7.00%, 7/15/28		355	394
7.375%, 5/15/29		315	363
Weyerhaeuser Co.
6.00%, 8/1/06		230	242
6.75%, 3/15/12		595	668
WorldCom, Inc. - WorldCom Group
8.25%, 5/15/31		(f)285	@—
WPP Finance UK Corp.
5.875%, 6/15/14		(d)440	452
Xerox Corp.
6.875%, 8/15/11		300	315
7.125%, 6/15/10		365	391
Yum! Brands, Inc.
8.875%, 4/15/11		240	299
			40,822

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages — Other (0.5%)
Countrywide Alternative Loan Trust
2.03%, 7/25/34	$ (b)614	$615
Thornburg Mortgage Securities Trust
1.99%, 6/25/44	(b)777	777
		1,392
Sovereign (0.6%)
United Mexican States
8.375%, 1/14/11	1,020	1,199
United Mexican States MTN
8.00%, 9/24/22	155	175
8.30%, 8/15/31	400	456
		1,830
U.S. Treasury Securities (36.7%)
U.S. Treasury Bonds
6.125%, 8/15/29	7,700	8,976
7.625%, 2/15/25	750	1,014
8.125%, 8/15/19	6,025	8,250
8.50%, 2/15/20	8,400	11,901
8.75%, 8/15/20	1,600	2,320
U.S. Treasury Notes
3.50%, 11/15/06	2,500	2,545
3.875%, 2/15/13	800	795
U.S. Treasury Strips IO
3.88%, 5/15/11	3,900	3,024
3.96%, 5/15/10	1,500	1,223
4.66%, 5/15/16	5,500	3,220
4.93%, 8/15/18	1,700	865
4.99%, 2/15/19	10,000	4,924
5.01%, 5/15/19	3,400	1,649
5.02%, 8/15/19	16,600	7,941
5.04%, 11/15/19	2,850	1,343
5.05%, 2/15/20	11,630	5,403
5.07%, 5/15/20	12,675	5,798
5.09%, 8/15/20	7,850	3,535
5.13%, 2/15/21	10,375	4,527
5.14%, 5/15/21	33,630	14,466
5.16%, 11/15/21	11,625	4,859
5.18%, 2/15/22	1,750	720
5.21%, 8/15/22 - 11/15/22	9,100	3,619
5.23%, 2/15/23	7,000	2,711
PO
5/15/21-11/15/21	14,150	6,043
		111,671
Utilities (2.7%)
Arizona Public Service Co.
5.80%, 6/30/14	435	459
CenterPoint Energy Resources Corp.
7.75%, 2/15/11	280	325
Cincinnati Gas & Electric Co.
5.375%, 6/15/33	140	129
5.40%, 6/15/33	150	138
5.70%, 9/15/12	195	207
Columbus Southern Power Co.
6.60%, 3/1/33	375	412
Consolidated Natural Gas Co.
6.25%, 11/1/11	425	464
Detroit Edison Co.
6.125%, 10/1/10	205	225
Entergy Gulf States, Inc.
3.60%, 6/1/08	195	193
Exelon Corp.
6.75%, 5/1/11	295	330
FirstEnergy Corp.
6.45%, 11/15/11	390	426
GulfTerra Energy Partners LP
6.25%, 6/1/10	265	294
8.50%, 6/1/10	245	286
Monongahela Power Co.
5.00%, 10/1/06	210	218
Nisource Finance Corp.
7.625%, 11/15/05	240	252
Northwest Pipeline Corp.
8.125%, 3/1/10	90	101
Ohio Edison Co.
5.45%, 5/1/15	445	452
Ohio Power Co.
6.60%, 2/15/33	165	181
Pacific Gas & Electric Co.
6.05%, 3/1/34	430	439
PSEG Energy Holdings LLC
7.75%, 4/16/07	410	440
8.625%, 2/15/08	155	172
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(d)415	491
Southern California Edison Co.
5.00%, 1/15/14	75	76
Texas - New Mexico Power Co.
6.25%, 1/15/09	260	275
Texas Eastern Transmission LP
7.00%, 7/15/32	295	334
TXU Corp.
6.375%, 6/15/06	180	189
TXU Energy Co.
7.00%, 3/15/13	275	311
Westar Energy, Inc.
6.00%, 7/1/14	260	280
Wisconsin Electric Power Co.
5.625%, 5/15/33	95	95
		8,194
Total Fixed Income Securities (Cost $344,082)		350,540

	Shares
Preferred Stock (0.2%)
Mortgages — Other (0.2%)
Home Ownership Funding Corp., 13.33% (Cost $679)	1,550	641

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Investments (12.6%)
Discount Notes (11.2%)
Federal Home Loan Bank
1.80%, 11/24/04	$14,000	$13,964
Federal National Mortgage Association
1.75%, 10/12/04	20,000	9,988
1.80%, 11/8/04	10,000	9,982
		33,934
Repurchase Agreement (1.2%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $3,625	(g)3,625	3,625
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
1.83%, 1/13/05	100	100
2.04%, 3/24/05	500	495
		595
Total Short-Term Investments (Cost $38,155)		38,154
Total Investments (128.1%) (Cost $382,916)		389,335
Liabilites in Excess of Assets (-28.1%)		(85,383)
Total Investments+ (100%)		$303,952

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on September 30, 2004.
(c)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2004. Maturity date disclosed is the ultimate maturity date.
(d)	144A Security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Security was valued at fair value — At September 30, 2004, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets.
(f)	Security is in default.
(g)

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

@	Value is less than $500.
EUR	Euro
Inv Fl	Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate. The rates shown are those in effect on September 30, 2004.
IO	Interest Only
MTN	Medium-Term Note
PO	Principal Only
TBA	To Be Announced
+

At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $382,916,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $6,419,000 of which $9,100,000 related to appreciated securities and $2,681,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	539	$670	10/26/04	US$	661	$661	$(9)
EUR	432	537	11/29/04	US$	530	530	(7)
		$1,207				$1,191	$(16)

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
2 Year U.S. Treasury Note	4	$844	Dec-04	$(1)
U.S. Long Bond	20	2,244	Dec-04	(1)
Short:
5 Year U.S. Treasury Note	106	11,740	Dec-04	(93)
10 Year U.S. Treasury Note	152	17,119	Dec-04	(177)
				$(272)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

At September 30, 2004, the Portfolio had open swap agreements as follows:

					Net Unrealized
		Notional			Appreciation
	Termination	Amount			(Depreciation)
Counterparty	Date	(000)	Type Pay	Receive	(000)

Bank of America	10/27/04	4,300	TRS 3 month LIBOR	Index Return(1)	$241
	11/29/04	4,400	TRS 3 month LIBOR	Index Return(1)	23
	8/15/19	7,000	ZCS at maturity	compounded 3 month LIBOR	14
	8/15/19	7,100	ZCS at maturity	compounded 3 month LIBOR	13
Citigroup	2/15/19	7,000	ZCS at maturity	compounded 3 month LIBOR	12
	5/15/19	2,900	ZCS at maturity	compounded 3 month LIBOR less 7.125 bps	(38)
	11/15/19	1,150	ZCS at maturity	compounded 3 month LIBOR less 7.9 bps	(21)
	2/15/20	1,200	ZCS at maturity	compounded 3 month LIBOR less 3.1 bps	16
	2/15/20	1,200	ZCS at maturity	compounded 3 month LIBOR less 2.75 bps	16
	2/15/20	4,200	ZCS at maturity	compounded 3 month LIBOR less 4.14 bps	29
	2/15/20	2,025	ZCS at maturity	compounded 3 month LIBOR less 4.882 bps	10
	5/15/20	1,750	ZCS at maturity	compounded 3 month LIBOR less 9.75 bps	30
	5/15/20	1,275	ZCS at maturity	compounded 3 month LIBOR less 6.0 bps	(2)
	5/15/20	5,450	ZCS at maturity	compounded 3 month LIBOR less 5.75 bps	(33)
	5/15/20	3,750	ZCS at maturity	compounded 3 month LIBOR less 3.1 bps	(5)
	8/15/20	1,850	ZCS at maturity	compounded 3 month LIBOR less 7.25 bps	(19)
	2/15/21	1,500	ZCS at maturity	compounded 3 month LIBOR less 7.25 bps	(28)
	5/15/21	4,000	ZCS at maturity	compounded 3 month LIBOR less 7.5 bps	(100)
	5/15/21	1,070	ZCS at maturity	compounded 3 month LIBOR less 7.5 bps	(28)
	5/15/21	1,130	ZCS at maturity	compounded 3 month LIBOR less 7.75 bps	(26)
	5/15/21	1,180	ZCS at maturity	compounded 3 month LIBOR less 7.25 bps	(32)
	5/15/21	6,000	ZCS at maturity	compounded 3 month LIBOR less 8.0 bps	(132)
	5/15/21	1,400	ZCS at maturity	compounded 3 month LIBOR less 7.5 bps	(31)
	5/15/21	1,400	ZCS at maturity	compounded 3 month LIBOR less 7.5 bps	(30)
	5/15/21	3,900	ZCS at maturity	compounded 3 month LIBOR less 3.75 bps	(14)
	5/15/21	1,950	ZCS at maturity	compounded 3 month LIBOR less 4.5 bps	2
	5/15/21	1,950	ZCS at maturity	compounded 3 month LIBOR less 3.0 bps	63
	5/15/21	5,750	ZCS at maturity	compounded 3 month LIBOR less 4.5 bps	243
	11/15/21	1,950	ZCS at maturity	compounded 3 month LIBOR less 4.5 bps	(11)
	11/15/21	1,950	ZCS at maturity	compounded 3 month LIBOR less 4,25 bps	(12)
	11/15/21	6,750	ZCS at maturity	compounded 3 month LIBOR less 3.7 bps	(58)
	2/15/22	1,750	ZCS at maturity	compounded 3 month LIBOR less 10.0 bps	25
	8/15/22	2,300	ZCS at maturity	compounded 3 month LIBOR less 7.0 bps	(58)
	8/15/22	3,000	ZCS at maturity	compounded 3 month LIBOR less 10.0 bps	51
	2/15/23	2,000	ZCS at maturity	compounded 3 month LIBOR less 11.5 bps	22
	2/15/23	5,000	ZCS at maturity	compounded 3 month LIBOR less 12.0 bps	(32)
Credit Suisse First Boston	5/15/16	5,500	ZCS at maturity	compounded 3 month LIBOR	(21)
	8/15/18	1,700	ZCS at maturity	compounded 3 month LIBOR	(50)
	2/15/19	3,000	ZCS at maturity	compounded 3 month LIBOR	19
	5/15/19	500	ZCS at maturity	compounded 3 month LIBOR	2
	8/15/19	2,500	ZCS at maturity	compounded 3 month LIBOR	(70)
	11/15/19	1,700	ZCS at maturity	compounded 3 month LIBOR	(50)
	2/15/21	4,150	ZCS at maturity	compounded 3 month LIBOR	(113)
	5/15/21	5,850	ZCS at maturity	compounded 3 month LIBOR	(38)
	5/15/21	5,850	ZCS at maturity	compounded 3 month LIBOR	9
	5/15/21	1,950	ZCS at maturity	compounded 3 month LIBOR	30

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

					Net Unrealized
		Notional			Appreciation
	Termination	Amount			(Depreciation)
Counterparty	Date	(000)	Type Pay	Receive	(000)
Goldman Sachs	2/15/20	$1,130	ZCS at maturity	compounded 3 month LIBOR	$(28)
	2/15/20	700	ZCS at maturity	compounded 3 month LIBOR	4
	2/15/20	1,175	ZCS at maturity	compounded 3 month LIBOR	7
	5/15/20	450	ZCS at maturity	compounded 3 month LIBOR	6
	8/15/20	6,000	ZCS at maturity	compounded 3 month LIBOR	90
	2/15/21	225	ZCS at maturity	compounded 3 month LIBOR	(1)
	2/15/21	4,500	ZCS at maturity	compounded 3 month LIBOR	(132)
	11/15/21	1,950	ZCS at maturity	compounded 3 month LIBOR	4
	11/15/21	3,425	ZCS at maturity	compounded 3 month LIBOR	(21)
	8/15/22	1,850	ZCS at maturity	compounded 3 month LIBOR	(21)
	11/15/22	1,950	ZCS at maturity	compounded 3 month LIBOR	58
					$(216)

(1)                                  Receive if positive (pay if negative), the total rate of return on the Banc of America Securities LLC AAA 10-year Commercial Mortgage-Backed Securities Daily Index.

bps	— basis points
TRS	— Total Return Swap
ZCS	— Zero Coupon Interest Rate Swap

Portfolio of Investments

Technology Portfolio

		Value
	Shares	(000)
Common Stocks (97.2%)
Cellular/Wireless Telecommunications (1.3%)
Nextel Communications, Inc., Class A	(a)15,350	$366
Communications Equipment (9.9%)
Advanced Fibre Communications, Inc.	(a)6,900	110
Alcatel S.A. ADR	(a)26,100	306
Arris Group, Inc.	(a)11,000	57
AudioCodes Ltd.	(a)7,400	93
Comverse Technology, Inc.	(a)15,400	290
Corning, Inc.	(a)15,200	168
Harmonic, Inc.	(a)12,100	81
Inter-Tel, Inc.	4,100	89
Motorola, Inc.	14,300	258
Nortel Networks Corp.	(a)35,600	121
Qualcomm, Inc.	18,692	730
Telefonaktiebolaget LM Ericsson ADR	(a)5,800	181
Tellabs, Inc.	(a)37,300	343
		2,827
Computers (Hardware) (1.7%)
Emulex Corp.	(a)16,700	193
Juniper Networks, Inc.	(a)12,851	303
		496
Computers (Networking) (8.2%)
Avaya, Inc.	(a)7,300	102
Cisco Systems, Inc.	(a)91,556	1,657
Network Appliance, Inc.	(a)24,700	568
		2,327
Computers (Peripherals) (2.6%)
EMC Corp./Massachusetts	(a)58,350	673
Finisar Corp.	(a)45,940	60
		733
Computers Software/Services (33.6%)
Adobe Systems, Inc.	8,247	408
Amdocs Ltd.	(a)10,300	225
BMC Software, Inc.	(a)12,000	190
Check Point Software Technologies Ltd.	(a)39,250	666
Computer Associates International, Inc.	9,700	255
F5 Networks, Inc.	(a)5,200	158
FindWhat.com	(a)4,100	77
Hyperion Solutions Corp.	(a)4,900	167
IAC/InterActiveCorp	(a)17,950	395
Macromedia, Inc.	(a)20,000	402
Mercury Interactive Corp.	(a)16,500	575
Micromuse, Inc.	(a)34,500	127
Microsoft Corp.	75,450	2,086
Novell, Inc.	(a)66,400	419
Peoplesoft, Inc.	(a)30,325	602
Quest Software, Inc.	(a)12,321	137
SAP AG ADR	4,100	160
Siebel Systems, Inc.	(a)45,650	344
Sonus Networks, Inc.	(a)34,200	193
Symantec Corp.	(a)7,350	403
VeriSign, Inc.	(a)50,950	1,013
Veritas Software Corp.	(a)8,200	146
Websense, Inc.	(a)4,200	175
Yahoo!, Inc.	(a)6,494	220
		9,543
Electrical Equipment (2.9%)
Flextronics International Ltd.	(a)(b)24,300	322
Solectron Corp.	(a)28,450	141
Symbol Technologies, Inc.	27,500	347
		810
Electronics (Defense) (0.7%)
Verint Systems, Inc.	(a)5,400	199
Electronics - Semiconductors (27.2%)
Advanced Micro Devices, Inc.	(a)21,700	282
Altera Corp.	(a)21,800	427
Analog Devices, Inc.	15,523	602
Applied Micro Circuits Corp.	68,300	214
Bookham, Inc.	(a)7,940	52
Broadcom Corp., Class A	(a)13,921	380
Celestica, Inc.	(a)9,200	117
Integrated Device Technology, Inc.	(a)18,500	176
Intel Corp.	53,536	1,074
Kopin Corp.	(a)81,500	332
Linear Technology Corp.	12,725	461
LSI Logic Corp.	(a)32,500	140
Marvell Technology Group Ltd.	(a)20,100	525
Maxim Integrated Products, Inc.	14,300	605
National Semiconductor Corp.	(a)11,800	183
Optical Communication Products, Inc.	(a)23,400	49
PMC-Sierra, Inc.	(a)26,600	234
QLogic Corp.	(a)2,400	71
RF Micro Devices, Inc.	(a)56,600	359
Texas Instruments, Inc.	43,121	917
Transwitch Corp.	(a)31,900	40
Vitesse Semiconductor Corp.	(a)23,100	63
Xilinx, Inc.	15,272	412
		7,715
Equipment (Semiconductors) (5.7%)
Applied Materials, Inc.	(a)38,325	632
ASML Holding N.V. (NY Shares)	(a)15,000	193
Brooks Automation, Inc.	(a)7,600	108
KLA-Tencor Corp.	(a)4,172	173
Novellus Systems, Inc.	(a)16,597	441
Veeco Instruments, Inc.	(a)3,500	73
		1,620
Health Care (Drugs/Pharmaceuticals) (0.6%)
Telik, Inc.	(a)8,100	181
Manufacturing (Specialized) (0.7%)
Jabil Circuit, Inc.	(a)8,475	195
Photography/Imaging (0.9%)
Zebra Technologies Corp.	(a)4,200	256
Services (Advertising/Marketing) (0.5%)
DoubleClick, Inc.	(a)25,700	152
Services (Commercial & Consumers) (0.7%)
Gemstar-TV Guide International, Inc.	(a)34,400	194
Total Common Stocks (Cost $29,223)		27,614

Portfolio of Investments (cont’d)

Technology Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Investment (3.1%)
Repurchase Agreement (3.1%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $872 (Cost $872)	$ (c)872	$872
Total Investments+ (100.3%) (Cost $30,095)		28,486
Liablitilities less Other Assets (-0.3%)		(73)
NET ASSETS (100%)		$28,413

(a)	Non-income producing security.
(b)	Security was valued at fair value — At September 30, 2004, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets.
(c)

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

+

At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $30,095,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,609,000 of which $2,712,000 related to appreciated securities and $4,321,000 related to depreciated securities.

ADR	American Depositary Receipt

Portfolio of Investments

Mid Cap Growth Portfolio

		Value
	Shares	(000)
Common Stocks (99.2%)
Advertising Agencies (3.1%)
Getty Images, Inc.	(a)12,800	$708
Lamar Advertising Co.	(a)45,300	1,885
R.H. Donnelley Corp.	(a)10,000	493
		3,086
Automobiles, Trucks & Parts (0.5%)
Gentex Corp.	14,200	499
Banks: Outside New York City (0.5%)
UCBH Holdings, Inc.	11,800	461
Biotechnology Research & Production (2.2%)
Celgene Corp.	(a)10,725	625
Charles River Laboratories International, Inc.	(a)21,210	971
Idexx Laboratories, Inc.	(a)11,000	558
		2,154
Building: Miscellaneous (1.5%)
Rinker Group Ltd. ADR	23,800	1,491
Casinos & Gambling (6.2%)
GTECH Holdings Corp.	65,520	1,659
International Game Technology	44,300	1,593
Station Casinos, Inc.	59,000	2,893
		6,145
Chemicals (0.5%)
Ecolab, Inc.	14,849	467
Communications Technology (2.6%)
Avaya, Inc.	(a)46,600	650
Crown Castle International Corp.	(a)133,200	1,982
		2,632
Computer Services, Software & Systems (7.3%)
Adobe Systems, Inc.	30,250	1,496
Ask Jeeves, Inc.	(a)23,900	782
Autodesk, Inc.	16,200	788
Cognizant Technology Solutions Corp., Class A	(a)17,500	534
Global Payments, Inc.	20,124	1,077
Juniper Networks, Inc.	(a)40,500	956
Lexmark International, Inc., Class A	(a)8,700	731
Mercury Interactive Corp.	(a)25,480	889
		7,253
Computer Technology (1.6%)
Apple Computer, Inc.	(a)13,100	507
Network Appliance, Inc.	(a)46,600	1,072
		1,579
Consumer Electronics (1.1%)
Electronic Arts, Inc.	(a)24,130	1,110
Containers & Packaging: Paper & Plastic (0.8%)
Sealed Air Corp.	(a)16,099	746
Copper (0.5%)
Phelps Dodge Corp.	5,300	488
Diversified Financial Services (0.9%)
Chicago Mercantile Exchange Holdings, Inc.	5,800	935
Diversified Materials & Processing (1.7%)
Freeport-McMoRan Copper & Gold, Inc., Class B	33,900	1,373
Precision Castparts Corp.	5,800	348
		1,721
Drug & Grocery Store Chains (0.5%)
Whole Foods Market, Inc.	5,800	498
Drugs & Pharmaceuticals (3.4%)
Allergan, Inc.	4,974	361
Elan Corp. plc ADR	(a)21,800	510
Gen-Probe, Inc.	(a)15,200	606
Genzyme Corp.	(a)13,900	756
Gilead Sciences, Inc.	(a)14,000	524
ImClone Systems, Inc.	(a)12,000	634
		3,391
Education Services (1.2%)
Apollo Group, Inc., Class A	(a)6,900	506
Laureate Education, Inc.	(a)19,700	733
		1,239
Electrical & Electronics (0.9%)
CDW Corp.	7,735	449
Flir Systems, Inc.	(a)7,900	462
		911
Electronics: Instruments Gauges & Meters (1.9%)
Fisher Scientific International, Inc.	(a)32,856	1,916
Electronics: Semiconductors/Components (2.6%)
Altera Corp.	(a)26,800	524
Linear Technology Corp.	27,700	1,004
Marvell Technology Group Ltd.	(a)42,100	1,100
		2,628
Energy Miscellaneous (5.0%)
Patina Oil & Gas Corp.	17,900	530
Ultra Petroleum Corp.	(a)74,680	3,663
XTO Energy, Inc.	24,300	789
		4,982
Financial Miscellaneous (2.0%)
Brown & Brown, Inc.	10,500	480
Doral Financial Corp.	12,175	505
Moody’s Corp.	14,000	1,025
		2,010
Foods (1.2%)
Hershey Foods Corp.	14,400	673
McCormick & Co., Inc.	14,400	494
		1,167
Forest Products (0.9%)
Plum Creek Timber Co., Inc. REIT	25,800	904
Health Care Management Services (1.0%)
Patterson Cos., Inc.	(a)12,900	988
Health Care Services (4.5%)
Dade Behring Holdings, Inc.	(a)29,100	1,621
Kinetic Concepts, Inc.	(a)28,900	1,519
Stericycle, Inc.	(a)29,500	1,354
		4,494
Homebuilding (0.8%)
NVR, Inc.	(a)1,432	789
Hotel/Motel (4.7%)
Four Seasons Hotels, Inc.	8,600	552
Royal Caribbean Cruises Ltd.	66,700	2,908

Portfolio of Investments (cont’d)

Mid Cap Growth Portfolio

		Value
	Shares	(000)
Hotel/Motel (cont’d)
Wynn Resorts Ltd.	(a)23,065	$1,192
		4,652
Household Equipment & Products (0.8%)
Harman International Industries, Inc.	7,148	770
Insurance: Property & Casualty (1.0%)
White Mountains Insurance Group Ltd.	1,838	967
Investment Management Companies (0.9%)
Legg Mason, Inc.	17,250	919
Machinery & Engineering (1.0%)
Graco, Inc.	30,550	1,023
Machinery: Oil Well Equipment & Services (1.7%)
BJ Services Co.	14,400	755
Smith International, Inc.	(a)16,049	974
		1,729
Medical & Dental Instruments & Supplies (3.3%)
Biomet, Inc.	22,000	1,032
CR Bard, Inc.	17,800	1,008
Inamed Corp.	(a)26,900	1,282
		3,322
Miscellaneous Materials & Processing (1.0%)
Placer Dome, Inc.	48,600	966
Miscellaneous Health Care (1.8%)
Amylin Pharmaceuticals, Inc.	(a)16,500	339
VCA Antech, Inc.	(a)72,100	1,487
		1,826
Oil: Integrated Domestic (0.8%)
Suncor Energy, Inc.	25,949	831
Production Technology Equipment (0.4%)
KLA-Tencor Corp.	(a)8,975	372
Publishing: Miscellaneous (0.3%)
Dex Media, Inc.	(a)16,400	347
Publishing: Newspapers (0.5%)
Washington Post, Class B	540	497
Radio & TV Broadcasters (2.9%)
Radio One, Inc., Class D	(a)8,825	125
Univision Communications, Inc., Class A	(a)59,972	1,896
XM Satellite Radio Holdings, Inc., Class A	(a)27,100	841
		2,862
Restaurants (1.6%)
P.F. Chang’s China Bistro, Inc.	(a)21,740	1,054
Sonic Corp.	(a)22,700	582
		1,636
Retail (5.7%)
Chico’s FAS, Inc.	(a)26,500	906
Dollar Tree Stores, Inc.	(a)53,100	1,431
Kmart Holding Corp.	(a)4,200	367
Outback Steakhouse, Inc.	21,900	910
Petsmart, Inc.	42,260	1,200
Toys R US, Inc.	(a)19,500	346
Urban Outfitters, Inc.	(a)14,700	506
		5,666
Securities Brokerage & Services (1.0%)
Ameritrade Holding Corp.	(a)78,700	945
Services: Commercial (5.7%)
Brascan Corp., Class A	48,373	1,461
ChoicePoint, Inc.	(a)21,890	934
Corporate Executive Board Co.	24,700	1,513
Iron Mountain, Inc.	(a)30,587	1,035
ITT Educational Services, Inc.	(a)10,800	389
ServiceMaster Co. (The)	27,100	348
		5,680
Textile Apparel Manufacturers (1.0%)
Coach, Inc.	(a)22,598	959
Transportation Miscellaneous (1.0%)
C.H. Robinson Worldwide, Inc.	21,827	1,013
Utilities: Electrical (0.5%)
AES Corp.	(a)48,800	487
Utilities: Gas Pipelines (2.3%)
Kinder Morgan, Inc.	7,900	496
Questar Corp.	23,000	1,054
Western Gas Resources, Inc.	25,600	732
		2,282
Utilities: Telecommunications (2.4%)
NII Holdings, Inc.	(a)20,520	846
NTL, Inc.	(a)25,504	1,583
		2,429
Total Common Stocks (Cost $90,127)		98,864

	Face
	Amount
	(000)
Short-Term Investment (0.5%)
Repurchase Agreement (0.5%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $455 (Cost $455)	$ (b)455	455
Total Investments+ (99.7%) (Cost $90,582)		99,319
Other Assets less Liabilities (0.3%)		298
NET ASSETS (100%)		$99,617

(a)	Non-income producing security.
(b)

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

+

At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $90,582,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $8,737,000 of which $11,168,000 related to appreciated securities and $2,431,000 related to depreciated securities.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Portfolio of Investments

U.S. Mid Cap Value Portfolio

		Value
	Shares	(000)
Common Stocks (93.2%)
Aerospace & Defense (3.6%)
Goodrich Corp.	400,670	$12,565
Auto Components (1.9%)
Magna International, Inc., Class A	88,500	6,556
Chemicals (6.8%)
International Flavors & Fragrances, Inc.	246,070	9,400
Lyondell Chemical Co.	623,390	14,001
		23,401
Commercial Services & Supplies (6.1%)
Equifax, Inc.	124,560	3,284
Manpower, Inc.	177,100	7,879
Valassis Communications, Inc.	(a)330,460	9,775
		20,938
Construction & Engineering (2.3%)
Fluor Corp.	175,230	7,801
Containers & Packaging (1.6%)
Temple-Inland, Inc.	83,840	5,630
Diversified Financial Services (1.8%)
AG Edwards, Inc.	182,880	6,331
Electric Utilities (8.2%)
Allegheny Energy, Inc.	(a)491,070	7,838
Edison International	274,250	7,270
Pinnacle West Capital Corp.	171,510	7,118
Wisconsin Energy Corp.	190,540	6,078
		28,304
Electrical Equipment (3.1%)
Hubbell, Inc., Class B	240,540	10,783
Energy Equipment & Services (3.9%)
GlobalSantaFe Corp.	173,740	5,325
Transocean, Inc.	(a)222,770	7,971
		13,296
Food & Staples Retailing (2.2%)
Albertson’s, Inc.	309,980	7,418
Health Care Equipment & Supplies (4.9%)
Applera Corp. - Applied Biosystems Group	364,860	6,885
Bausch & Lomb, Inc.	148,740	9,884
		16,769
Health Care Providers & Services (1.9%)
IMS Health, Inc.	276,660	6,618
Hotels, Restaurants & Leisure (2.9%)
Darden Restaurants, Inc.	221,300	5,161
Starwood Hotels & Resorts Worldwide, Inc.	104,910	4,870
		10,031
Insurance (7.2%)
ACE Ltd.	101,810	4,079
Assurant, Inc.	338,240	8,794
Conseco, Inc.	(a)372,310	6,575
Horace Mann Educators Corp.	306,250	5,384
		24,832
Internet Software & Services (1.7%)
BearingPoint, Inc.	(a)636,360	5,689
IT Services (5.6%)
BISYS Group, Inc. (The)	(a)721,660	10,543
Sabre Holdings Corp., Class A	353,970	8,683
		19,226
Machinery (2.1%)
Pall Corp.	296,190	7,251
Media (2.5%)
Scholastic Corp.	(a)277,820	8,582
Multi-Utilities & Unregulated Power (2.7%)
El Paso Corp.	1,026,160	9,430
Oil & Gas (3.4%)
Amerada Hess Corp.	74,680	6,646
Valero Energy Corp.	63,120	5,063
		11,709
Pharmaceuticals (2.2%)
Mylan Laboratories, Inc.	19,296	347
Watson Pharmaceuticals, Inc.	(a)249,900	7,362
		7,709
Real Estate (4.0%)
General Growth Properties, Inc. REIT	235,610	7,304
Macerich Co. (The) REIT	123,700	6,592
		13,896
Software (2.0%)
Cadence Design Systems, Inc.	(a)516,740	6,738
Specialty Retail (3.6%)
Linens ‘N Things, Inc.	(a)271,530	6,291
Office Depot, Inc.	(a)406,170	6,105
		12,396
Thrifts & Mortgage Finance (5.0%)
PMI Group, Inc. (The)	161,030	6,535
Sovereign Bancorp, Inc.	492,540	10,747
		17,282
Total Common Stocks (Cost $293,194)		321,181
Investment Company (2.1%)
Other (2.1%)
iShares Russell Midcap Index Fund	6,500	456
Regional Bank HOLDRs Trust	50,200	6,712
Total Investment Companies (Cost $7,220)		7,168

	Face
	Amount
	(000)
Short-Term Investment (4.1%)
Repurchase Agreement (4.1%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $14,144 (Cost $14,143)	$ (b)14,143	14,143
Total Investments+ (99.4%) (Cost $314,557)		342,492
Other Assets less Liabilites (0.6%)		2,199
NET ASSETS (100%)		$344,691

Portfolio of Investments (cont’d)

U.S. Mid Cap Value Portfolio

(a)	Non-income producing security.
(b)

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

+

At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $314,557,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $27,935,000 of which $36,619,000 related to appreciated securities and $8,684,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Portfolio of Investments

Value Portfolio

	Shares	Value (000)
Common Stocks (96.6%)
Capital Markets (0.9%)
Goldman Sachs Group, Inc.	400	$37
Lehman Brothers Holdings, Inc.	2,600	207
Merrill Lynch & Co., Inc.	5,900	294
		538
Chemicals (5.2%)
Dow Chemical Co. (The)	33,500	1,513
E.I. du Pont de Nemours & Co.	25,200	1,078
PPG Industries, Inc.	2,000	123
Rohm & Haas Co.	10,300	443
		3,157
Commercial Banks (6.6%)
Bank of America Corp.	34,800	1,508
PNC Financial Services Group, Inc.	14,700	795
SouthTrust Corp.	1,600	67
SunTrust Banks, Inc.	1,900	134
Wachovia Corp.	5,900	277
Wells Fargo & Co.	21,100	1,258
		4,039
Communications Equipment (0.6%)
JDS Uniphase Corp.	(a)8,600	29
Nokia Oyj ADR	13,500	185
Telefonaktiebolaget LM Ericsson ADR	(a)4,000	125
		339
Computers & Peripherals (1.7%)
Hewlett-Packard Co.	26,900	504
International Business Machines Corp.	3,700	317
Lexmark International, Inc., Class A	(a)2,400	202
		1,023
Consumer Finance (0.2%)
Capital One Financial Corp.	1,400	103
Diversified Financial Services (2.6%)
Citigroup, Inc.	29,300	1,293
JPMorgan Chase & Co.	7,800	310
		1,603
Diversified Telecommunication Services (11.6%)
Amdocs Ltd.	(a)3,200	70
SBC Communications, Inc.	70,900	1,840
Sprint Corp.	149,500	3,009
Verizon Communications, Inc.	54,900	2,162
		7,081
Electric Utilities (4.3%)
American Electric Power Co., Inc.	10,300	329
Dominion Resources, Inc.	8,100	529
FirstEnergy Corp.	13,400	550
Scottish Power plc ADR	7,800	241
TXU Corp.	20,700	992
		2,641
Electronic Equipment & Instruments (0.4%)
Flextronics International Ltd.	(a)12,400	165
Jabil Circuit, Inc.	(a)4,100	94
		259
Energy Equipment & Services (8.6%)
GlobalSantaFe Corp.	23,300	714
Halliburton Co.	77,400	2,608
Schlumberger Ltd.	17,200	1,158
Transocean, Inc.	(a)22,000	787
		5,267
Food & Staples Retailing (1.5%)
CVS Corp.	10,700	451
Kroger Co.	(a)27,700	430
		881
Food Products (2.1%)
Kraft Foods, Inc.	18,600	590
Unilever N.V. (NY Shares)	11,600	670
		1,260
Health Care Providers & Services (1.2%)
Aetna, Inc.	2,600	260
AmerisourceBergen Corp.	8,300	446
		706
Hotels, Restaurants & Leisure (0.5%)
Darden Restaurants, Inc.	13,200	308
Household Products (2.6%)
Kimberly-Clark Corp.	24,200	1,563
Insurance (6.0%)
Allstate Corp. (The)	11,900	571
AMBAC Financial Group, Inc.	5,300	424
Assurant, Inc.	8,400	218
Chubb Corp.	13,900	977
Genworth Financial, Inc.	(a)8,800	205
Metlife, Inc.	12,500	483
St. Paul Travelers Cos., Inc. (The)	6,520	216
Torchmark Corp.	10,400	553
		3,647
IT Services (0.8%)
Affiliated Computer Services, Inc., Class A	(a)5,300)	295
Sungard Data Systems, Inc.	(a)8,500)	202
		497
Leisure Equipment & Products (1.2%)
Eastman Kodak Co.	13,200	425
Mattel, Inc.	16,900	307
		732
Media (4.3%)
Clear Channel Communications, Inc.	31,900	994
Liberty Media Corp., Class A	(a)70,800	618
Liberty Media International, Inc., Class A	(a)5,990	200
Walt Disney Co.	36,900	832
		2,644
Metals & Mining (1.9%)
Alcoa, Inc.	34,900	1,172
Multi-Utilities & Unregulated Power (1.2%)
Constellation Energy Group, Inc.	8,300	330
Public Service Enterprise Group, Inc.	9,900	422
		752

Portfolio of Investments (cont’d)

Value Portfolio

	Shares	Value (000)
Multiline Retail (1.0%)
Federated Department Stores	9,900	$450
May Department Stores Co. (The)	6,400	164
		614
Oil & Gas (4.9%)
BP plc ADR	6,800	391
ConocoPhillips	7,900	655
Petrobras S.A. ADR	19,100	673
Royal Dutch Petroleum Co. (NY Shares)	6,200	320
Total S.A. ADR	9,500	971
		3,010
Paper & Forest Products (5.6%)
Georgia-Pacific Corp.	35,100	1,262
International Paper Co.	54,000	2,182
		3,444
Pharmaceuticals (11.9%)
Bristol-Myers Squibb Co.	88,600	2,097
GlaxoSmithKline plc ADR	50,600	2,213
Merck & Co., Inc.	4,900	162
Pfizer, Inc.	30,200	924
Roche Holding AG ADR	8,000	826
Schering-Plough Corp.	36,900	703
Wyeth	9,700	363
		7,288
Semiconductors & Semiconductor Equipment (0.1%)
Intel Corp.	1,500	30
Novellus Systems, Inc.	(a)1,800	48
		78
Software (0.4%)
Check Point Software Technologies Ltd.	(a)4,600	78
Microsoft Corp.	5,400	149
		227
Textiles, Apparel & Luxury Goods (1.0%)
Jones Apparel Group, Inc.	17,100	612
Thrifts & Mortgage Finance (4.4%)
Fannie Mae	4,400	279
Freddie Mac	36,900	2,407
		2,686
Tobacco (1.3%)
Altria Group, Inc.	17,400	818
Total Common Stocks (Cost $52,183)		58,989

	Face Amount (000)
Short-Term Investment (3.0%)
Repurchase Agreement (3.0%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $1,846 (Cost $1,846)	$	(b)1,846	1,846
Total Investments+ (99.6%) (Cost $54,029)			60,835
Other Assets less Liabilities (0.4%)			252
NET ASSETS (100%)			$61,087

(a)                                  Non-income producing security.

(b)                                 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

+                                         At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $54,029,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $6,806,000 of which $7,919,000 related to appreciated securities and $1,113,000 related to depreciated securities.

ADR                     American Depositary Receipt

Portfolio of Investments

Equity and Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (27.4%)
Agency Fixed Rate Mortgages (2.5%)
Federal Home Loan Mortgage Corporation, Gold Pools:
6.50%, 2/1/26	$26	$27
7.50%, 1/2/31 - 4/1/32	136	146
8.00%, 6/1/31	33	36
Federal National Mortgage Association, Conventional Pools:
6.50%, 8/1/32 - 4/1/33	673	707
7.00%, 1/1/33	232	246
7.50%, 10/1/30 - 1/1/31	130	140
8.00%, 2/1/30 - 5/1/31	128	139
8.50%, 12/1/30 - 9/1/32	117	127
9.50%, 4/1/30	71	81
Federal National Mortgage Association, October TBA
7.00%, 10/1/34	(a)325	344
Federal National Mortgage Association, November TBA
6.50%, 11/1/33	(a)1,625	1,700
Government National Mortgage Association, Various Pools:
10.00%, 12/15/18	21	24
10.50%, 1/15/18	22	25
		3,742
Asset Backed Corporate (0.0%)
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	25	26
Federal Agency (0.1%)
Federal Home Loan Mortgage Corporation
5.125%, 11/7/13	70	70
Finance (1.4%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(b)135	149
American Express Co. (Convertible)
1.85%, 12/1/33	(b)(c)615	652
American General Finance Corp.
4.625%, 5/15/09	85	87
Anthem Insurance Cos., Inc.
9.125%, 4/1/10	(b)25	31
AXA Financial, Inc.
6.50%, 4/1/08	10	11
Bank One Corp.
6.00%, 2/17/09	25	27
CIT Group, Inc.
7.375%, 4/2/07	35	38
Citigroup, Inc.
6.00%, 2/21/12	145	160
Countrywide Home Loans, Inc.
3.25%, 5/21/08	80	79
4.00%, 3/22/11	10	10
EOP Operating LP
4.75%, 3/15/14	25	24
7.50%, 4/19/29	30	34
7.875%, 7/15/31	5	6
Farmers Exchange Capital
7.05%, 7/15/28	(b)100	102
General Electric Capital Corp.
4.25%, 12/1/10	30	30
6.75%, 3/15/32	90	104
Goldman Sachs Group, Inc.
6.875%, 1/15/11	90	102
Household Finance Corp.
4.125%, 12/15/08	75	76
5.875%, 2/1/09	15	16
6.40%, 6/17/08	15	16
JPMorgan Chase & Co.
6.00%, 2/15/09	35	38
Marsh & McClennan Cos., Inc.
5.375%, 7/15/14	70	72
MBNA America Bank NA
7.125%, 11/15/12	30	34
MBNA Corp.
6.125%, 3/1/13	60	65
Rouse Co.
3.625%, 3/15/09	25	23
SLM Corp.
5.00%, 10/1/13	60	60
Washington Mutual, Inc.
8.25%, 4/1/10	55	65
		2,111
Industrials (11.0%)
Advanced Micro Devices, Inc. (Convertible)
4.75%, 2/1/22	(d)1,000	971
Aetna, Inc.
7.875%, 3/1/11	95	112
Albertson’s, Inc.
7.50%, 2/15/11	30	35
Altria Group, Inc.
7.00%, 11/4/13	60	63
7.75%, 1/15/27	40	42
Amerada Hess Corp.
7.875%, 10/1/29	45	52
America West Airlines, Inc.
7.10%, 10/2/08	(b)87	94
American Airlines, Inc. (Convertible)
4.25%, 9/23/23	497	330
Amgen, Inc. (Convertible)
Zero Coupon, 3/1/32	2,000	1,470
AT&T Wireless Services, Inc.
7.875%, 3/1/11	15	18
8.75%, 3/1/31	15	20
Calpine Corp. (Convertible)
4.75%, 11/15/23	(b)2,500	1,703
Clear Channel Communications, Inc.
7.65%, 9/15/10	55	63
Comcast Cable Communications, Inc.
6.75%, 1/30/11	70	78

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont’d)
Comcast Corp.
5.30%, 1/15/14	$50	$50
Conoco Funding Co.
6.35%, 10/15/11	10	11
ConocoPhillips Holding Co.
6.95%, 4/15/29	50	58
Continental Airlines, Inc.
6.545%, 2/2/19	55	53
CSX Corp.
2.75%, 2/15/06	35	35
9.00%, 8/15/06	25	28
CVS Corp.
5.789%, 1/10/26	(b)15	15
DaimlerChrysler NA Holding Corp.
7.30%, 1/15/12	40	45
8.50%, 1/18/31	35	43
Deutsche Telekom International Finance BV
8.25%, 6/15/30	70	91
Edwards Lifesciences Corp. (Convertible)
3.875%, 5/15/33	1,000	1,025
Enterprise Products Operating LP
5.60%, 10/15/14	(b)20	20
Enzon Pharmaceuticals, Inc. (Convertible)
4.50%, 7/1/08	512	481
Federated Department Stores, Inc.
6.90%, 4/1/29	60	66
FedEx Corp.
2.65%, 4/1/07	25	25
7.25%, 2/15/11	10	11
Ford Motor Co.
6.625%, 10/1/28	35	32
Ford Motor Credit Co.
7.25%, 10/25/11	90	98
France Telecom S.A.
0.00%, 3/1/31	15	20
General Motors Acceptance Corp.
6.875%, 9/15/11	265	278
8.00%, 11/1/31	90	93
GTE Corp.
6.94%, 4/15/28	20	22
Halliburton Co. (Convertible)
3.125%, 7/15/23	1,200	1,373
Hutchison Whampoa International Ltd.
6.50%, 2/13/13	(b)65	69
Hyatt Equities LLC
6.875%, 6/15/07	(b)45	48
ICI Wilmington, Inc.
4.375%, 12/1/08	30	30
Inco Ltd.
7.75%, 5/15/12	75	88
International Paper Co.
4.25%, 1/15/09	10	10
5.85%, 10/30/12	25	26
J.C. Penney Co., Inc. (Convertible)
5.00%, 10/15/08	240	298
Kerr-McGee Corp.
6.875%, 9/15/11	35	39
Kraft Foods, Inc.
5.625%, 11/1/11	85	90
Lowe’s Cos., Inc.
6.50%, 3/15/29	15	17
6.875%, 2/15/28	5	6
Marriott International, Inc.
8.125%, 4/1/05	40	41
May Department Stores Co.
6.70%, 9/15/28	50	52
6.90%, 1/15/32	30	32
7.875%, 3/1/30	35	42
Medimmune, Inc. (Convertible)
1.00%, 7/15/23	1,200	1,146
Millennium Chemicals, Inc. (Convertible)
4.00%, 11/15/23	(b)9	16
Mohawk Industries, Inc.
7.20%, 4/15/12	10	12
News America, Inc.
7.125%, 4/8/28	30	33
7.30%, 4/30/28	95	108
Nexen, Inc.
5.05%, 11/20/13	45	45
Norfolk Southern Corp.
7.35%, 5/15/07	15	16
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08	1,278	1,240
Northrop Grumman Corp.
4.079%, 11/16/06	30	30
7.125%, 2/15/11	45	52
Occidental Petroleum Corp.
8.45%, 2/15/29	65	87
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	10	10
Petro-Canada
5.35%, 7/15/33	30	28
Raytheon Co.
4.85%, 1/15/11	35	36
Reliant Energy, Inc. (Convertible)
5.00%, 8/15/10	(b)529	683
Sealed Air Corp.
5.625%, 7/15/13	(b)55	57
Southwest Airlines Co.
5.496%, 11/1/06	30	31
Sprint Capital Corp.
8.75%, 3/15/32	15	19
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(b)70	78
Telecom Italia Capital S.A.
4.00%, 11/15/08	(b)15	15

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont’d)
Teradyne, Inc. (Convertible)
3.75%, 10/15/06	$136	$136
Teva Pharmaceutical Finance LLC (Convertible)
0.50%, 2/1/24	500	483
Time Warner, Inc.
6.625%, 5/15/29	10	10
7.625%, 4/15/31	65	75
7.70%, 5/1/32	25	29
Union Pacific Corp.
6.65%, 1/15/11	25	28
6.79%, 11/9/07	20	22
Valeant Pharmaceuticals International (Convertible)
4.00%, 11/15/13	(b)312	336
Verizon Global Funding Corp.
7.75%, 12/1/30	110	132
Verizon New England, Inc.
6.50%, 9/15/11	20	22
Waste Management, Inc.
5.00%, 3/15/14	65	65
6.875%, 5/15/09	15	17
Watson Pharmaceuticals, Inc. (Convertible)
1.75%, 3/15/23	1,200	1,197
Weatherford International Ltd. (Convertible)
Zero Coupon, 6/30/20	611	392
Weyerhaeuser Co.
6.00%, 8/1/06	40	42
6.75%, 3/15/12	75	84
WPP Finance UK Corp.
5.875%, 6/15/14	(b)55	56
		16,780
U.S. Government Agency Securities (2.4%)
Federal Home Loan Mortgage Corporation
2.375%, 2/15/07	1,275	1,259
Federal National Mortgage Association
4.25%, 5/15/09	1,070	1,093
6.625%, 10/15/07	1,150	1,263
		3,615
U.S. Treasury Securities (9.0%)
U.S. Treasury Bonds
5.50%, 8/15/28	5	5
6.125%, 8/15/29	1,000	1,166
7.625%, 2/15/25	685	926
8.125%, 8/15/19	132	181
U.S. Treasury Notes
1.875%, 1/31/06	3,500	3,480
3.50%, 11/15/06	3,955	4,025
3.875%, 2/15/13	890	885
4.75%, 11/15/08	2,125	2,253
6.50%, 2/15/10	215	247
U.S. Treasury Strips, IO
5.26%, 2/15/25	630	219
U.S. Treasury Strips, PO
2/15/2005	800	279
		13,666
Utilities (1.0%)
Arizona Public Service Co.
5.80%, 6/30/14	65	69
Carolina Power & Light Co.
5.125%, 9/15/13	45	46
Centerpoint Energy, Inc. (Convertible)
2.00%, 9/15/29	(d)14	459
Cincinnati Gas & Electric Co.
5.70%, 9/15/12	45	48
Consolidated Natural Gas Co.
6.25%, 11/1/11	30	33
Duke Energy Corp.
3.75%, 3/5/08	40	40
4.50%, 4/1/10	20	20
Entergy Gulf States, Inc.
3.60%, 6/1/08	15	15
Exelon Corp.
6.75%, 5/1/11	30	34
Ohio Edison Co.
5.45%, 5/1/15	40	41
Ohio Power Co.
6.60%, 2/15/33	80	88
Pacific Gas & Electric Co.
6.05%, 3/1/34	50	51
PG&E Corp. (Convertible)
9.50%, 6/30/10	140	347
Public Service Electric & Gas Co.
5.00%, 1/1/13	20	20
5.375%, 9/1/13	10	10
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(b)45	53
South Carolina Electric & Gas
5.30%, 5/15/33	25	24
Southern California Edison Co.
5.00%, 1/15/14	15	15
Texas Eastern Transmission LP
7.00%, 7/15/32	40	45
TXU Energy Co. LLC
7.00%, 3/15/13	30	34
		1,492
Total Fixed Income Securities (Cost $41,345)		41,502

	Shares
Common Stocks (61.9%)
Aerospace & Defense (0.6%)
Raytheon Co.	22,340	849
Automobiles & Components (2.2%)
Honda Motor Co., Ltd. ADR	81,070	1,975
Magna International, Inc., Class A	18,390	1,362
		3,337
Banks (1.4%)
Bank of America Corp.	32,260	1,398
PNC Financial Services Group, Inc.	13,800	746
		2,144

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Shares	Value (000)
Capital Goods (2.8%)
General Electric Co.	45,370	$1,523
Ingersoll-Rand Co., Class A	10,530	716
Northrop Grumman Corp.	20,160	1,075
Parker Hannifin Corp.	16,460	969
		4,283
Commercial Services & Supplies (1.3%)
Accenture Ltd., Class A	(e)48,180	1,303
Equifax, Inc.	27,920	736
		2,039
Diversified Financials (6.1%)
Citigroup, Inc.	46,440	2,049
Goldman Sachs Group, Inc.	2,800	261
JPMorgan Chase & Co.	79,233	3,148
Lehman Brothers Holdings, Inc.	24,920	1,987
Merrill Lynch & Co., Inc.	35,700	1,775
		9,220
Energy (8.8%)
BP plc ADR	56,120	3,228
ConocoPhillips	24,100	1,997
Exxon Mobil Corp.	46,310	2,238
Royal Dutch Petroleum Co. (NY Shares)	39,700	2,048
Schlumberger Ltd.	40,510	2,727
Valero Energy Corp.	13,260	1,064
		13,302
Food, Beverage & Tobacco (2.7%)
Altria Group, Inc.	15,450	727
Cadbury Schweppes plc ADR	33,900	1,048
Coca-Cola Co. (The)	32,750	1,312
Kraft Foods, Inc.	32,890	1,043
		4,130
Health Care Equipment & Services (1.3%)
Bausch & Lomb, Inc.	14,430	959
Cigna Corp.	13,930	970
		1,929
Hotels, Restaurants & Leisure (1.8%)
Hilton Hotels Corp.	21,770	410
Marriott International, Inc., Class A	17,620	915
McDonald’s Corp.	27,600	774
Starwood Hotels & Resorts Worldwide, Inc.	12,040	559
		2,658
Household & Personal Products (1.3%)
Kimberly-Clark Corp.	30,200	1,951
Insurance (4.7%)
Chubb Corp.	31,730	2,230
Hartford Financial Services Group, Inc.	24,580	1,522
Metlife, Inc.	30,290	1,171
Prudential Financial, Inc.	25,000	1,176
St. Paul Travelers Cos., Inc. (The)	33,397	1,104
		7,203
Materials (3.7%)
Bayer AG ADR	86,930	2,384
Dow Chemical Co. (The)	27,620	1,248
Newmont Mining Corp.	27,730	1,263
Temple-Inland, Inc.	(e)11,590	778
		5,673
Media (3.7%)
Clear Channel Communications, Inc.	47,290	1,474
Interpublic Group of Cos., Inc.	(e)22,340	236
Time Warner, Inc.	(e)141,000	2,276
Walt Disney Co.	71,750	1,618
		5,604
Pharmaceuticals & Biotechnology (5.4%)
Bristol-Myers Squibb Co.	133,160	3,152
Roche Holding AG ADR	18,430	1,904
Sanofi-Aventis ADR	10,910	399
Schering-Plough Corp.	100,720	1,920
Wyeth	22,740	850
		8,225
Retailing (1.3%)
Kohl’s Corp.	(e)17,580	847
Target Corp.	24,090	1,090
		1,937
Software & Services (3.0%)
Automatic Data Processing, Inc.	23,850	986
Computer Associates International, Inc.	33,130	871
First Data Corp.	21,890	952
Microsoft Corp.	36,040	997
Sungard Data Systems, Inc.	(e)28,190	670
		4,476
Technology Hardware & Equipment (1.0%)
Hewlett-Packard Co.	43,890	823
International Business Machines Corp.	8,900	763
		1,586
Telecommunication Services (2.3%)
AT&T Wireless Services, Inc.	(e)49,340	729
Motorola, Inc.	30,430	549
SBC Communications, Inc.	25,460	661
Verizon Communications, Inc.	38,460	1,514
		3,453
Telecommunications Equipment (1.1%)
Sprint Corp.	80,460	1,620
Thrifts & Mortgage Finance (1.0%)
Freddie Mac	24,090	1,572
Transportation (1.5%)
Norfolk Southern Corp.	64,540	1,920
Union Pacific Corp.	7,310	428
		2,348
Utilities (2.9%)
Consolidated Edison, Inc.	14,940	628
Edison International	20,140	534
Entergy Corp.	19,790	1,199
Exelon Corp.	32,340	1,187
FirstEnergy Corp.	22,440	922
		4,470
Total Common Stocks (Cost $89,969)		94,009

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Shares	Value (000)
Preferred Stocks (6.4%)
Banks (0.3%)
Sovereign Capital Trust, 4.375% (Convertible)	10,100	$491
Commercial Services & Supplies (0.9%)
Mckesson Financing Trust, 5.00% (Convertible)	28,000	1,369
Consumer Durables & Apparel (0.3%)
Newell Financial Trust I, 5.25% (Convertible)	9,300	407
Energy (1.6%)
Amerada Hess Corp., 7.00% (Convertible)	30,000	2,396
Health Care Equipment & Services (0.9%)
Baxter International, Inc., 7.00%	22,000	1,183
Omnicare, Inc., 4.00% (Convertible)	4,400	209
		1,392
Insurance (0.7%)
Chubb Corp., 7.00% (Convertible)	14,030	393
Conseco, Inc., 5.50% (Convertible)	13,500	332
Travelers Property Casualty Corp., 4.50% (Convertible)	13,500	306
		1,031
Materials (0.5%)
International Paper Capital, 5.25% (Convertible)	14,000	711
Media (0.0%)
Interpublic Group of Cos., Inc., Series A, 5.375% (Convertible)	300	12
Pharmaceuticals & Biotechnology (0.5%)
Schering-Plough Corp., 6.00% (Convertible)	8,000	424
UnumProvident Corp., 8.25% (Convertible)	10,500	340
		764
Utilities (0.7%)
El Paso Energy Capital Trust I, 4.75% (Convertible)	20,000	694
Williams Cos., Inc., 9.00% (Convertible)	29,200	394
		1,088
Total Preferred Stocks (Cost $8,982)		9,661

	Face Amount (000)
Short-Term Investment (5.6%)
Repurchase Agreement (5.6%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $8,552 (Cost $8,552)	$	(f)8,552	8,552
Total Investments+ (101.3%) (Cost $148,848)			153,724
Liabilities less Other Assets (-1.3%)			(1,900)
NET ASSETS (100%)			$151,824

(a)                                  Security is subject to delayed delivery.

(b)                                 144A Security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2004. Maturity date disclosed is the ultimate maturity date.

(d)                                 Variable/ Floating Rate Security — interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2004.

(e)                                  Non-income producing security.

(f)                                    The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

+                                         At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $148,848,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $4,876,000 of which $7,609,000 related to appreciated securities and $2,733,000 related to depreciated securities.

ADR                     American Depositary Receipt

TBA                      To Be Announced

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (94.1%)
Canada (2.7%)
Torstar Corp., Class B	67,335	$1,356
Finland (4.6%)
Kone Oyj, Class B	38,533	2,324
France (6.8%)
Groupe Danone	27,444	2,160
Sanofi-Aventis	17,432	1,266
		3,426
Netherlands (6.5%)
Reed Elsevier N.V.	116,136	1,498
Royal Numico N.V.	(a)54,982	1,753
		3,251
Spain (3.8%)
Altadis S.A.	34,811	1,186
Zardoya-Otis S.A.	32,351	695
		1,881
Sweden (4.8%)
Swedish Match AB	226,032	2,392
Switzerland (8.1%)
Nestle S.A. (Registered)	9,310	2,138
Novartis AG (Registered)	41,503	1,940
		4,078
United Kingdom (38.7%)
Allied Domecq plc	270,850	2,302
British American Tobacco plc	270,656	3,928
Cadbury Schweppes plc	391,782	3,017
Capital Radio plc	35,812	267
Diageo plc	172,484	2,157
GlaxoSmithKline plc	93,762	2,023
Imperial Tobacco Group plc	82,098	1,791
Reckitt Benckiser plc	96,060	2,357
SMG plc	276,167	550
WPP Group plc	103,715	967
		19,359
United States (18.1%)
Altria Group, Inc.	44,653	2,101
Bristol-Myers Squibb Co.	59,441	1,407
Brown-Forman Corp., Class B	12,481	572
Fortune Brands, Inc.	7,267	538
Kimberly-Clark Corp.	21,261	1,373
Merck & Co., Inc.	41,526	1,370
New York Times Co., Class A	42,783	1,673
		9,034
Total Common Stocks (Cost $46,083)		47,101

Face Amount (000)
Short-Term Investment (11.1%)
Repurchase Agreement (11.1%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $5,569 (Cost $5,569)	$	(b)5,569	5,569

Total Investments (105.2%) (Cost $51,652)	$52,670
Liabilities less Other Assets (-5.2%)	(2,610)
NET ASSETS (100%)	$50,060

(a)                                  Non-income producing security.

(b)                                 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

+                                         At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $51,652,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,018,000 of which $2,259,000 related to appreciated securities and $1,241,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
GBP	4,625	$8,370	10/18/04	US$	8,412	$8,412	$42
US$	340	340	10/4/04	CHF	425	341	1
US$	620	620	10/4/04	EUR	500	622	2
US$	1,627	1,627	10/4/04	GBP	900	1,630	3
US$	85	85	10/4/04	SEK	619	85	@—
		$11,042				$11,090	$48

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

SEK — Swedish Krona

@ — Value is less than $500.

SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY

CLASSIFICATION - SEPTEMBER 30, 2004

INDUSTRY	Value (000)	Percent of Net Assets
Tobacco	$11,398	22.8%
Food Products	9,068	18.1
Pharmaceuticals	8,006	16.0
Media	6,311	12.6
Beverages	5,031	10.0
Household Products	3,730	7.5
Machinery	3,019	6.0
Household Durables	538	1.1
Other	5,569	11.1
	$52,670	105.2

Portfolio of Investments

Small Company Growth Portfolio

	Shares	Value (000)
Common Stocks (95.8%)
Banks: Outside New York City (1.2%)
Texas Regional Bancshares, Inc.	3,412	$106
UCBH Holdings, Inc.	5,725	224
		330
Biotechnology Research & Production (3.1%)
Charles River Laboratories International, Inc.	(a)5,655	259
Dendreon Corp.	(a)4,875	41
Encysive Pharmaceuticals, Inc.	(a)5,325	48
Eyetech Pharmaceuticals, Inc.	(a)1,525	52
Idexx Laboratories, Inc.	(a)3,275	166
Martek Biosciences Corp.	(a)1,660	81
MGI Pharma, Inc.	(a)2,625	70
Telik, Inc.	(a)6,175	138
		855
Building: Cement (1.5%)
Eagle Materials, Inc.	1,975	136
Florida Rock Industries, Inc.	5,675	278
		414
Casinos & Gambling (4.2%)
Kerzner International Ltd.	(a)8,225	361
Lakes Entertainment, Inc.	(a)11,425	120
Nevada Gold & Casinos, Inc.	(a)6,925	83
Penn National Gaming, Inc.	(a)10,125	409
Shuffle Master, Inc.	(a)5,412	203
		1,176
Communications & Media (0.3%)
Arch Wireless, Inc., Class A	(a)3,275	94
Communications Technology (3.4%)
Plantronics, Inc.	3,375	146
Spectrasite, Inc.	(a)15,775	734
Utstarcom, Inc.	(a)4,500	72
		952
Computer Services, Software & Systems (9.8%)
Akamai Technologies, Inc.	(a)18,725	263
Ask Jeeves, Inc.	(a)6,650	218
Avocent Corp.	(a)4,000	104
Filenet Corp.	(a)4,700	82
Hyperion Solutions Corp.	(a)3,387	115
Manhattan Associates, Inc.	(a)4,900	120
Micros Systems, Inc.	(a)3,425	172
NAVTEQ Corp.	(a)2,733	97
Neoforma, Inc.	(a)13,725	128
ProQuest Co.	(a)6,400	165
Salesforce.com, Inc.	(a)12,850	201
Sina Corp.	(a)4,250	108
SkillSoft plc ADR	(a)23,350	156
SS&C Technologies, Inc.	5,400	105
Transact Technologies, Inc.	(a)5,200	134
Valueclick, Inc.	(a)8,680	82
Verint Systems, Inc.	(a)4,075	150
Websense, Inc.	(a)7,650	319
		2,719
Computer Technology (1.7%)
RSA Security, Inc.	(a)16,650	321
Shanda Interactive Entertainment Ltd. ADR	(a)6,200	149
		470
Construction (0.7%)
Chicago Bridge & Iron Co. N.V. (NY Shares)	6,825	205
Consumer Electronics (0.9%)
Activision, Inc.	(a)6,350	88
CNET Networks, Inc.	(a)17,625	161
		249
Cosmetics (0.3%)
Del Laboratories, Inc.	(a)2,465	81
Diversified (0.4%)
Beacon Roofing Supply, Inc.	(a)7,200	118
Diversified Financial Services (1.1%)
Greenhill & Co., Inc.	13,000	307
Drugs & Pharmaceuticals (1.8%)
Atherogenics, Inc.	(a)3,025	100
Gen-Probe, Inc.	(a)5,200	207
Noven Pharmaceuticals, Inc.	(a)9,575	200
		507
Education Services (3.3%)
Bright Horizons Family Solutions, Inc.	(a)3,650	198
Laureate Education, Inc.	(a)3,975	148
Strayer Education, Inc.	4,912	565
		911
Electrical & Electronics (1.2%)
Flir Systems, Inc.	(a)4,375	256
Power Integrations, Inc.	(a)4,250	87
		343
Electronics (0.9%)
Avid Technology, Inc.	(a)5,600	262
Electronics: Semiconductors/Components (0.6%)
Integrated Circuit Systems, Inc.	(a)3,375	72
Microsemi Corp.	(a)7,350	104
		176
Energy Miscellaneous (5.3%)
Denbury Resources, Inc.	(a)13,650	347
Patina Oil & Gas Corp.	6,950	206
Quicksilver Resources, Inc.	(a)17,275	564
Southwestern Energy Co.	(a)6,775	284
Veritas DGC, Inc.	(a)3,875	88
		1,489
Engineering & Contracting Services (0.5%)
Washington Group International, Inc.	(a)3,875	134
Entertainment (0.4%)
Lions Gate Entertainment Corp.	(a)11,475	100
Financial Data Processing Services & Systems (0.4%)
Advent Software, Inc.	(a)6,925	117
Financial Miscellaneous (1.0%)
Hilb, Rogal & Hobbs Co.	3,675	133

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

	Shares	Value (000)
Financial Miscellaneous (cont’d)
Interactive Data Corp.	(a)7,850	$148
		281
Health Care Management Services (0.6%)
Eclipsys Corp.	(a)10,825	169
Health Care Services (5.2%)
Animas Corp.	(a)6,725	108
Apria Healthcare Group, Inc.	(a)2,572	70
Dade Behring Holdings, Inc.	(a)16,000	892
Stericycle, Inc.	(a)8,150	374
		1,444
Homebuilding (1.3%)
Brookfield Homes Corp.	10,335	272
Meritage Homes Corp.	(a)1,300	102
		374
Household Furnishings (0.5%)
Select Comfort Corp.	(a)8,150	148
Identification Control & Filter Devices (0.5%)
CUNO, Inc.	(a)2,200	127
Insurance: Property & Casualty (0.8%)
Markel Corp.	(a)678	209
Investment Management Companies (1.0%)
Affiliated Managers Group, Inc.	(a)5,062	271
Leisure Time (5.2%)
Multimedia Games, Inc.	(a)8,750	135
SCP Pool Corp.	20,600	551
Winnebago Industries	5,475	190
WMS Industries, Inc.	(a)22,675	582
		1,458
Manufacturing (1.0%)
Actuant Corp., Class A	(a)6,750	278
Medical & Dental Instruments & Supplies (4.2%)
American Medical Systems Holdings, Inc.	(a)9,225	335
Enzon Pharmaceuticals, Inc.	(a)4,450	71
Inamed Corp.	(a)9,790	467
Sybron Dental Specialties, Inc.	(a)5,975	177
Techne Corp.	(a)3,175	121
		1,171
Metals & Minerals Miscellaneous (1.7%)
Coeur d’Alene Mines Corp.	(a)53,700	254
Glamis Gold Ltd.	(a)11,250	211
		465
Miscellaneous Materials & Processing (0.6%)
Agnico-Eagle Mines Ltd.	12,100	173
Miscellaneous Health Care (3.5%)
Advanced Medical Optics, Inc.	(a)5,025	199
NPS Pharmaceuticals, Inc.	(a)2,525	55
VCA Antech, Inc.	(a)34,750	717
		971
Office Furniture & Business Equipment (0.2%)
Imagistics International, Inc.	(a)1,800	60
Oil: Integrated Domestic (0.5%)
Delta Petroleum Corp.	(a)11,110	145
Production Technology Equipment (1.3%)
Cymer, Inc.	(a)7,050	202
Dionex Corp.	(a)2,725	149
		351
Radio & TV Broadcasters (0.6%)
Radio One, Inc., Class D	(a)12,625	180
Restaurants (3.9%)
BJ’s Restaurants, Inc.	(a)9,375	149
P.F. Chang’s China Bistro, Inc.	(a)5,980	290
Sonic Corp.	(a)16,270	417
Steak N Shake Co. (The)	(a)12,935	221
		1,077
Retail (9.6%)
AFC Enterprises	(a)12,860	283
Blue Nile, Inc.	(a)5,100	172
Brookstone, Inc.	(a)6,737	127
Casual Male Retail Group, Inc.	(a)13,250	70
CEC Entertainment, Inc.	(a)5,350	197
Christopher & Banks Corp.	5,700	91
Fred’s, Inc.	6,000	108
Guitar Center, Inc.	(a)9,700	420
J. Jill Group, Inc. (The)	(a)10,550	209
Overstock.com, Inc.	(a)3,000	110
Petco Animal Supplies, Inc.	(a)7,300	238
Tractor Supply Co.	(a)8,200	258
Tuesday Morning Corp.	(a)12,350	382
		2,665
Services: Commercial (3.4%)
Advisory Board Co. (The)	(a)3,900	131
Arbitron, Inc.	(a)3,850	141
Autobytel, Inc.	(a)14,700	132
Corporate Executive Board Co.	4,345	266
Universal Technical Institute, Inc.	(a)8,975	271
		941
Telecommunications Equipment (0.4%)
Andrew Corp.	(a)8,400	103
Textile Apparel Manufacturers (1.4%)
Carter’s, Inc.	(a)10,775	298
Oxford Industries, Inc.	2,600	97
		395
Truckers (1.2%)
Landstar System, Inc.	(a)5,825	342
Utilities: Miscellaneous (1.2%)
Petroleum Development Corp.	(a)7,500	329
Utilities: Telecommunications (2.0%)
IDT Corp., Class B	(a)6,325	95
Jamdat Mobile, Inc.	(a)6,800	157
NII Holdings, Inc.	(a)3,925	162
PTEK Holdings, Inc.	(a)15,900	136
		550
Total Common Stocks (Cost $25,246)		26,686

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

	Face Amount (000)		Value (000)
Short-Term Investment (3.7%)
Repurchase Agreement (3.7%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $1,042 (Cost $1,042)	$	(b)1,042	$1,042
Total Investments+ (99.5%) (Cost $26,288)			27,728
Other Assets less Liabilities (0.5%)			135
NET ASSETS (100%)			$27,863

(a)                                  Non-income producing security.

(b)                                 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

ADR                     American Depositary Receipt

+                                         At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $26,288,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,440,000 of which $2,633,000 related to appreciated securities and $1,193,000 related to depreciated securities.

Portfolio of Investments

Equity Growth Portfolio

	Shares	Value (000)
Common Stocks (98.2%)
Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	19,115	$887
Automobiles (0.5%)
Harley-Davidson, Inc.	12,700	755
Beverages (2.2%)
PepsiCo., Inc.	70,108	3,411
Biotechnology (4.8%)
Amgen, Inc.	(a)52,035	2,949
Biogen Idec, Inc.	(a)24,575	1,503
Genentech, Inc.	(a)28,500	1,494
Gilead Sciences, Inc.	(a)40,282	1,506
		7,452
Capital Markets (1.3%)
Ameritrade Holding Corp.	(a)72,300	868
Franklin Resources, Inc.	21,800	1,216
		2,084
Commercial Services & Supplies (2.4%)
Apollo Group, Inc., Class A	(a)29,100	2,135
ChoicePoint, Inc.	(a)18,100	772
Iron Mountain, Inc.	(a)26,300	890
		3,797
Communications Equipment (5.4%)
Cisco Systems, Inc.	(a)113,055	2,046
NTL, Inc.	(a)13,500	838
Qualcomm, Inc.	144,476	5,641
		8,525
Computers & Peripherals (1.8%)
Dell, Inc.	(a)76,960	2,740
Seagate Technology, Inc.	(a),(b)27,600	@—
		2,740
Consumer Finance (0.9%)
American Express Co.	15,185	782
MBNA Corp.	22,350	563
		1,345
Diversified Financial Services (2.7%)
Citigroup, Inc.	33,172	1,464
Moody’s Corp.	22,400	1,641
SLM Corp.	26,600	1,186
		4,291
Electrical Equipment (1.0%)
Fisher Scientific International, Inc.	(a)26,900	1,569
Energy Equipment & Services (3.0%)
Questar Corp.	33,600	1,540
Schlumberger Ltd.	34,800	2,342
Smith International, Inc.	(a)13,055	793
		4,675
Food & Staples Retailing (2.8%)
Wal-Mart Stores, Inc.	82,845	4,407
Food Products (1.5%)
WM Wrigley Jr. Co.	37,100	2,349
Health Care Equipment & Services (0.5%)
Alcon, Inc.	9,800	786
Health Care Equipment & Supplies (5.3%)
Boston Scientific Corp.	(a)31,825	1,264
Guidant Corp.	50,825	3,357
Medtronic, Inc.	22,973	1,192
Patterson Cos., Inc.	(a)10,900	835
Zimmer Holdings, Inc.	(a)20,700	1,636
		8,284
Health Care Providers & Services (2.2%)
Caremark Rx, Inc.	(a)51,665	1,657
UnitedHealth Group, Inc.	24,025	1,771
		3,428
Hotels, Lodging and Restaurants (0.9%)
Wynn Resorts Ltd.	(a)27,070	1,399
Hotels, Restaurants & Leisure (4.6%)
Carnival Corp.	99,050	4,684
GTECH Holdings Corp.	65,810	1,667
Station Casinos, Inc.	16,500	809
		7,160
Household Durables (0.5%)
Lennar Corp., Class A	18,100	862
Household Products (1.5%)
Procter & Gamble Co.	42,886	2,321
Industrial Conglomerates (2.1%)
3M Co.	22,630	1,810
Tyco International Ltd.	48,275	1,480
		3,290
Insurance (2.5%)
American International Group, Inc.	10,873	739
Berkshire Hathaway, Inc., Class B	(a)1,087	3,121
		3,860
Internet & Catalog Retail (2.4%)
eBay, Inc.	(a)41,150	3,783
Internet Software & Services (2.6%)
Google, Inc., Class A	(a)4,400	570
Yahoo!, Inc.	(a)104,150	3,532
		4,102
IT Services (2.2%)
First Data Corp.	44,200	1,922
Paychex, Inc.	51,570	1,555
		3,477
Media (7.0%)
EchoStar Communications Corp., Class A	(a)26,400	821
International Game Technology	93,325	3,355
Lamar Advertising Co.	(a)26,700	1,111
News Corp., Ltd. ADR	74,965	2,464
Univision Communications, Inc., Class A	(a)72,160	2,281
XM Satellite Radio Holdings, Inc., Class A	(a)29,100	903
		10,935
Metals & Mining (3.3%)
Newmont Mining Corp.	111,700	5,086
Multiline Retail (0.6%)
Dollar Tree Stores, Inc.	(a)32,200	868

Portfolio of Investments (cont’d)

Equity Growth Portfolio

	Shares	Value (000)
Oil & Gas (5.0%)
Exxon Mobil Corp.	48,070	$2,323
Suncor Energy, Inc.	66,400	2,126
Ultra Petroleum Corp.	(a)58,215	2,855
XTO Energy, Inc.	17,400	565
		7,869
Personal Products (1.8%)
Gillette Co.	66,400	2,771
Pharmaceuticals (5.4%)
Johnson & Johnson	86,075	4,849
Pfizer, Inc.	118,300	3,620
		8,469
Radio & TV Broadcasters (0.5%)
Time Warner, Inc.	(a)47,600	768
Semiconductors & Semiconductor Equipment (2.2%)
Intel Corp.	78,181	1,568
Linear Technology Corp.	22,365	811
Marvell Technology Group Ltd.	(a)43,570	1,138
		3,517
Software (8.1%)
Adobe Systems, Inc.	26,100	1,291
Electronic Arts, Inc.	(a)57,300	2,635
Microsoft Corp.	282,866	7,821
Symantec Corp.	(a)16,500	906
		12,653
Specialty Retail (3.3%)
Brascan Corp., Class A	37,800	1,142
Chico’s FAS, Inc.	(a)32,174	1,100
Home Depot, Inc.	44,800	1,756
Petsmart, Inc.	43,155	1,225
		5,223
Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	(a)24,135	1,024
Thrifts & Mortgage Finance (0.5%)
Freddie Mac	12,100	789
Wireless Telecommunication Services (1.6%)
America Movil S.A. de C.V., Class L ADR	30,400	1,187
Crown Castle International Corp.	(a)84,500	1,257
		2,444
Total Common Stocks (Cost $148,225)	Face Amount	153,455
Short-Term Investment (1.6%)	(000)
Repurchase Agreement (1.6%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $2,529 (Cost $2,529)	$ (c)2,529	$2,529
Total Investments+ (99.8%) (Cost $150,754)		155,984
Other Assets less Liabilities (0.2%)		381
NET ASSETS (100%)		$156,365

(a)                                  Non-income producing security.

(b)                                 Security was valued at fair value — At September 30, 2004, the Portfolio held a fair valued security, each valued at less than $500, representing less than 0.05% of net assets.

(c)                                  The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

+                                         At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $150,754,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $5,230,000 of which $8,652,000 related to appreciated securities and $3,422,000 related to depreciated securities.

@                                    Amount is less than $500.

ADR                     American Depositary Receipt

Portfolio of Investments

High Yield Portfolio

		Face Amount (000)	Value (000)
Fixed Income Securities (93.5%)
Broadcasting (1.5%)
Granite Broadcasting Corp.
9.75%, 12/1/10		$130	$121
Interep National Radio Sales, Inc.
10.00%, 7/1/08		300	236
TV Azteca S.A. de C.V.
10.50%, 2/15/07		595	610
			967
Cable (6.1%)
Avalon Cable LLC
11.875%, 12/1/08		(c)76	80
Cablecom Luxembourg SCA
9.375%, 4/15/14	EUR	(a)515	663
Charter Communications Holdings LLC/Capital Corp.
0.00%, 1/15/11 - 5/15/11	$	(c)243	171
9.625%, 11/15/09		110	87
10.25%, 1/15/10		269	217
10.75%, 10/1/09		185	153
DirecTV Holdings LLC
8.375%, 3/15/13		115	131
Echostar DBS Corp.
6.375%, 10/1/11		470	478
Kabel Deutschland GmbH
10.625%, 7/1/14		(a)385	422
PanAmSat Corp.
9.00%, 8/15/14		(a)180	188
PanAmSat Holding Corp.
0.00%, 11/1/14		(a)(c)550	324
Renaissance Media Group LLC
10.00%, 4/15/08		(c)150	155
Satelites Mexicanos S.A. de CV
10.125%, 11/1/04		(d)405	217
Telenet Communications N.V.
9.00%, 12/15/13	EUR	(a)205	271
Telenet Group Holding N.V.
0.00%, 6/15/14	$	(a)(c)580	429
			3,986
Chemicals (6.8%)
Avecia Group plc
11.00%, 7/1/09		195	173
Cognis Deutschland GmbH & Co. KG
6.897%, 11/15/13	EUR	(a)(b)335	439
Equistar Chemicals LP/Equistar Funding Corp.
10.125%, 9/1/08		$270	306
10.625%, 5/1/11		135	154
FMC Corp.
10.25%, 11/1/09		128	150
Huntsman Advanced Materials LLC
11.00%, 7/15/10		(a)125	146
Huntsman International LLC
10.125%, 7/1/09	EUR	105	137
10.125%, 7/1/09		$358	378
Innophos, Inc.
8.875%, 8/15/14		(a)195	209
ISP Holdings, Inc.
10.625%, 12/15/09		452	499
Koppers, Inc.
9.875%, 10/15/13		95	105
Millennium America, Inc.
7.00%, 11/15/06		90	94
9.25%, 6/15/08		322	356
Nalco Co.
7.75%, 11/15/11		120	128
8.875%, 11/15/13		(a)450	486
Rhodia S.A.
8.875%, 6/1/11		315	276
Rockwood Specialties Group, Inc.
10.625%, 5/15/11		285	315
Westlake Chemical Corp.
8.75%, 7/15/11		94	106
			4,457
Consumer Products (2.1%)
Amscan Holdings, Inc.
8.75%, 5/1/14		(a)205	210
Leiner Health Products, Inc.
11.00%, 6/1/12		(a)190	203
Oxford Industries, Inc.
8.875%, 6/1/11		(a)130	142
Prestige Brands, Inc.
9.25%, 4/15/12		(a)65	64
Rayovac Corp.
8.50%, 10/1/13		205	223
Safilo Capital International S.A.
9.625%, 5/15/13	EUR	(a)355	425
Tempur-Pedic, Inc. and Tempur Production USA, Inc.
10.25%, 8/15/10		$118	135
			1,402
Diversified Media (6.9%)
Advanstar Communications, Inc.
9.22%, 8/15/08		(b)337	352
10.75%, 8/15/10		230	256
Cinemark, Inc.
0.00%, 3/15/14		(c)130	90
Dex Media East LLC/Dex Media East Finance Co.
12.125%, 11/15/12		147	184
Dex Media West LLC/Dex Media Finance Co.
9.875%, 8/15/13		219	258
Dex Media, Inc.
0.00%, 11/15/13		(c)435	321
Hollinger Participation Trust, PIK
12.125%, 11/15/10		(a)436	500
Houghton Mifflin Co.
0.00%, 10/15/13		(c)90	55
9.875%, 2/1/13		425	448
Lighthouse International Co.
8.00%, 4/30/14	EUR	250	305

Portfolio of Investments (cont’d)

High Yield Portfolio

		Face Amount (000)	Value (000)
Diversified Media (cont’d)
Marquee, Inc.
5.97%, 8/15/10		$ (a)(b)230	$238
8.625%, 8/15/12		(a)70	75
Muzak LLC/Muzak Finance Corp.
9.875%, 3/15/09		278	206
10.00%, 2/15/09		205	182
Nebraska Book Co., Inc.
8.625%, 3/15/12		300	300
PEI Holdings, Inc.
11.00%, 3/15/10		97	113
Primedia, Inc.
8.875%, 5/15/11		340	342
Vertis, Inc.
13.50%, 12/7/09		(a)245	246
			4,471
Energy (8.3%)
BRL Universal Equipment 2001 A LP
8.875%, 2/15/08		365	391
CHC Helicopter Corp.
7.375%, 5/1/14		385	403
Chesapeake Energy Corp.
7.50%, 9/15/13		525	577
Citgo Petroleum Corp.
11.375%, 2/1/11		135	160
El Paso Production Holding Co.
7.75%, 6/1/13		630	635
GulfTerra Energy Partners LP
6.25%, 6/1/10		150	166
8.50%, 6/1/10		58	68
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp.
10.625%, 12/1/12		216	273
Hanover Compressor Co.
8.625%, 12/15/10		85	93
9.00%, 6/1/14		150	165
Hanover Equipment Trust
8.50%, 9/1/08		205	221
8.75%, 9/1/11		145	159
Hilcorp Energy I LP/Hilcorp Finance Co.
10.50%, 9/1/10		(a)380	423
Husky Oil Ltd.
8.90%, 8/15/28		(b)325	378
Magnum Hunter Resources, Inc.
9.60%, 3/15/12		102	116
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%, 6/15/14		(a)270	294
Plains Exploration & Production Co.
7.125%, 6/15/14		(a)200	215
Tesoro Petroleum Corp.
9.625%, 4/1/12		160	186
Vintage Petroleum, Inc.
7.875%, 5/15/11		440	473
			5,396
Financial (0.8%)
Refco Finance Holdings LLC
9.00%, 8/1/12		(a)495	531
Food and Drug (2.4%)
CA FM Lease Trust
8.50%, 7/15/17		(a)238	280
Delhaize America, Inc.
8.125%, 4/15/11		435	499
Jean Coutu Group, Inc.
7.625%, 8/1/12		(a)110	112
8.50%, 8/1/14		(a)365	364
Rite Aid Corp.
7.125%, 1/15/07		230	233
8.125%, 5/1/10		85	90
			1,578
Food/Tobacco (2.4%)
Michael Foods, Inc.
8.00%, 11/15/13		230	242
Pilgrim’s Pride Corp.
9.625%, 9/15/11		495	557
Smithfield Foods, Inc.
7.00%, 8/1/11	(a)150)		158
7.625%, 2/15/08		500	536
8.00%, 10/15/09		75	83
			1,576
Forest Products (6.4%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13		330	305
8.55%, 8/1/10		155	167
Georgia Pacific Corp.
8.875%, 2/1/10		300	353
Graham Packaging Co., Inc.
8.50%, 10/15/12		(a)160	164
Graphic Packaging International Corp.
9.50%, 8/15/13		420	482
JSG Funding plc
9.625%, 10/1/12		35	40
10.125%, 10/1/12	EUR	312	440
Norampac, Inc.
6.75%, 6/1/13		$150	157
Owens-Illinois, Inc.
7.35%, 5/15/08		495	513
7.50%, 5/15/10		435	447
Pliant Corp.
13.00%, 6/1/10		406	351
Tekni-Plex, Inc.
8.75%, 11/15/13		(a)145	138
Tembec Industries, Inc.
7.75%, 3/15/12		255	258
8.50%, 2/1/11		315	331
			4,146
Gaming/Leisure (7.0%)
Caesars Entertainment Corp.
7.00%, 4/15/13		150	168

Portfolio of Investments (cont’d)

High Yield Portfolio

		Face Amount (000)	Value (000)
Gaming/Leisure (cont’d)
9.375%, 2/15/07	$230		$257
Global Cash Access LLC/Global Cash Finance Corp.
8.75%, 3/15/12		(a)180	192
Harrah’s Operating Co., Inc.
7.875%, 12/15/05		370	392
Hilton Hotels Corp.
7.625%, 12/1/12		325	379
7.95%, 4/15/07		93	103
HMH Properties, Inc. REIT
7.875%, 8/1/08		5	5
Host Marriott LP REIT
7.125%, 11/1/13		410	433
Isle of Capri Casinos, Inc.
7.00%, 3/1/14		480	485
MGM Mirage
5.875%, 2/27/14		20	19
6.00%, 10/1/09		(a)395	402
6.00%, 10/1/09		520	530
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07		85	92
7.875%, 5/1/12		307	349
Station Casinos, Inc.
6.50%, 2/1/14		510	521
Venetian Casino Resort LLC
11.00%, 6/15/10		192	223
			4,550
Health Care (4.9%)
AmerisourceBergen Corp.
8.125%, 9/1/08		423	472
Fisher Scientific International
6.75%, 8/15/14		(a)110	116
8.125%, 5/1/12		296	332
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08		450	493
HCA, Inc.
7.69%, 6/15/25		90	96
8.75%, 9/1/10		271	318
MedCath Holdings Corp.
9.875%, 7/15/12		(a)300	315
National Nephrology Associates, Inc.
9.00%, 11/1/11		(a)55	64
Team Health, Inc.
9.00%, 4/1/12		(a)295	295
Tenet Healthcare Corp.
6.50%, 6/1/12		188	169
9.875%, 7/1/14		(a)140	147
VWR International, Inc.
6.875%, 4/15/12		(a)150	157
8.00%, 4/15/14		(a)180	191
			3,165
Housing (4.7%)
Associated Materials, Inc.
0.00%, 3/1/14		(a)(c)895	656
CB Richard Ellis Services, Inc.
9.75%, 5/15/10		39	44
11.25%, 6/15/11		450	528
Interface, Inc.
7.30%, 4/1/08		75	76
9.50%, 2/1/14		350	364
10.375%, 2/1/10		95	108
Technical Olympic USA, Inc.
9.00%, 7/1/10		371	408
10.375%, 7/1/12		220	248
THL Buildco, Inc.
8.50%, 9/1/14		(a)445	468
WII Components, Inc.
10.00%, 2/15/12		145	141
			3,041
Information Technology (2.5%)
Iron Mountain, Inc.
7.75%, 1/15/15		186	198
8.625%, 4/1/13		295	322
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08		325	315
Nortel Networks Ltd.
6.125%, 2/15/06		325	333
Rhythms NetConnections, Inc.
13.50%, 5/15/08		(d)(e)844	@—
14.00%, 2/15/10		(d)(e)481	@—
Xerox Corp.
7.125%, 6/15/10		430	461
			1,629
Manufacturing (3.7%)
Brand Services, Inc.
12.00%, 10/15/12		277	316
Flowserve Corp.
12.25%, 8/15/10		230	261
Johnsondiversey, Inc.
9.625%, 5/15/12	EUR	112	157
9.625%, 5/15/12		$244	274
Manitowoc Co., Inc. (The)
10.375%, 5/15/11	EUR	304	424
10.50%, 8/1/12	$75		87
NMHG Holding Co.
10.00%, 5/15/09		372	411
Trimas Corp.
9.875%, 6/15/12		441	459
			2,389
Metals (1.8%)
Foundation PA Coal Co.
7.25%, 8/1/14		(a)105	112
General Cable Corp.
9.50%, 11/15/10		145	162
Glencore Nickel Property Ltd.
9.00%, 12/1/14		(e)110	@—
Murrin Murrin Holding Ltd.
9.375%, 8/31/07		(e)730	@—

Portfolio of Investments (cont’d)

High Yield Portfolio

Face Amount (000)	Value (000)
Metals (cont’d)
Republic Technologies International LLC/RTI Capital Corp.
13.75%, 7/15/09	$	(d)(e)315	$	@—
SGL Carbon Luxembourg S.A.
8.50%, 2/1/12	EUR	(a)165	216
Ucar Finance, Inc.
10.25%, 2/15/12	$277	319
United States Steel Corp.
9.75%, 5/15/10	315	362
1,171
Retail (0.8%)
General Nutrition Centers, Inc.
8.50%, 12/1/10	200	205
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12	305	325
530
Service (5.0%)
Allied Waste North America
7.875%, 4/15/13	285	302
8.875%, 4/1/08	445	485
Buhrmann US, Inc.
8.25%, 7/1/14	(a)370	372
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.
7.375%, 9/1/10	270	285
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
8.50%, 9/1/10	55	60
United Rentals North America, Inc.
6.50%, 2/15/12	285	276
7.75%, 11/15/13	355	334
Waste Management, Inc.
7.125%, 10/1/07 - 12/15/17	1,055	1,171
7.65%, 3/15/11	5	6
3,291
Telecommunications (3.2%)
AXtel S.A.
11.00%, 12/15/13	420	433
Esprit Telecom Group
11.00%, 6/15/08	DEM	(d)(e)307	@—
Exodus Communications, Inc.
11.625%, 7/15/10	$	(d)(e)439	@—
Knology, Inc., PIK
12.00%, 11/30/09	(a)285	269
Primus Telecommunications GP
8.00%, 1/15/14	515	384
Qwest Communications International
5.211%, 2/15/09	(a)(b)325	311
Qwest Corp.
5.625%, 11/15/08	100	99
6.625%, 9/15/05	195	201
Qwest Services Corp.
13.50%, 12/15/07	(a)325	371
2,068
Transportation (3.7%)
Amsted Industries, Inc.
10.25%, 10/15/11	(a)270	298
Autonation, Inc.
9.00%, 8/1/08	281	324
Laidlaw International, Inc.
10.75%, 6/15/11	380	436
Sonic Automotive, Inc.
8.625%, 8/15/13	375	399
Tenneco Automotive, Inc.
11.625%, 10/15/09	445	472
TRW Automotive, Inc.
9.375%, 2/15/13	402	461
2,390
Utilities (8.2%)
AES Corp.
7.75%, 3/1/14	240	249
8.875%, 2/15/11	30	34
9.00%, 5/15/15	(a)285	323
9.375%, 9/15/10	40	45
Allegheny Energy, Inc.
7.75%, 8/1/05	185	192
Calpine Corp.
8.50%, 7/15/10	(a)480	370
CMS Energy Corp.
7.50%, 1/15/09	105	111
8.50%, 4/15/11	360	394
Dynegy Holdings, Inc.
6.875%, 4/1/11	320	306
9.875%, 7/15/10	(a)280	318
Ipalco Enterprises, Inc.
8.625%, 11/14/11	85	96
Monongahela Power Co.
5.00%, 10/1/06	265	275
Nevada Power Co.
8.25%, 6/1/11	210	236
9.00%, 8/15/13	280	323
Northwest Pipeline Corp.
8.125%, 3/1/10	55	62
Ormat Funding Corp.
8.25%, 12/30/20	(a)554	552
PG&E Corp.
6.875%, 7/15/08	140	152
PSEG Energy Holdings LLC
7.75%, 4/16/07	75	80
8.625%, 2/15/08	233	258
Southern Natural Gas Co.
8.875%, 3/15/10	110	124
TNP Enterprises, Inc.
10.25%, 4/1/10	100	108
Transcontinental Gas Pipe Line Corp.
8.875%, 7/15/12	90	110
Williams Cos., Inc.
7.875%, 9/1/21	590	658
5,376

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face Amount (000)	Value (000)
Wireless Communications (4.3%)
American Tower Corp.
7.125%, 10/15/12	$ (a)240	$239
7.50%, 5/1/12	230	236
9.375%, 2/1/09	208	222
Centennial Communications Corp.
8.625%, 2/1/14	(a)410	393
MetroPCS, Inc.
10.75%, 10/1/11	330	356
Rural Cellular Corp.
6.38%, 3/15/10	(a)(b)190	194
SBA Communications Corp.
10.25%, 2/1/09	506	543
SBA Telecommunications Inc./SBA Communications Corp.
0.00%, 12/15/11	(c)250	204
UbiquiTel Operating Co.
0.00%, 4/15/10	(c)105	111
9.875%, 3/1/11	(a)310	324
		2,822
Total Fixed Income Securities (Cost $58,864)		60,932

	Shares
Common Stock (0.0%)
Broadcasting (0.0%)
Paxson Communications Corp.	(f)31,828	2
Paxson Communications Corp.	(a)(f)90,172	7
		9
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(f)329	1
Total Common Stocks (Cost $573)		10
Preferred Stock (1.3%)
Broadcasting (0.5%)
Paxson Communications Corp., PIK, 9.75%	(a)6	41
Paxson Communications Corp., PIK, 14.25%	39	293
		334
Utilities (0.8%)
TNP Enterprises, Inc., PIK, 14.50%	463	520
Total Preferred Stocks (Cost $434)		854

No. of Warrants
Warrant (0.0%)
Utilities (0.0%)
SW Acquisition LP, expiring 4/01/11 (Cost $3)	(f)570	17

	Face Amount (000)
Short-Term Investments (4.1%)
Repurchase Agreement (3.9%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $2,548	$ (g)2,548	2,548
U.S. Treasury Securities (0.2%)
United States Treasury Bill
1.83%, 1/13/05	100	100

Total Short-Term Investments (Cost $2,647)	$2,648
Total Investments (98.9%) (Cost $62,521)	64,461
Other Assets less Liabilities (1.1%)	723
NET ASSETS (100%)	$65,184

(a)                                  144A Security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on September 30, 2004.

(c)                                  Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2004. Maturity date disclosed is the ultimate maturity date.

(d)                                 Security is in default.

(e)                                  Security was valued at fair value — At September 30, 2004, the Portfolio held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.

(f)                                    Non-income producing security.

(g)                                 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

@                                    Face Amount/Value is less than $500.

DEM                    German Mark

EUR                        Euro

PIK                            Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

+                                         At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $62,521,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,940,000 of which $4,869,000 related to appreciated securities and $2,929,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	895	$1,113	10/26/04	US$	1,097	$1,097	$(16)
EUR	1,080	1,343	10/26/04	US$	1,324	1,324	(19)
EUR	785	976	10/26/04	US$	962	962	(14)
EUR	80	99	10/26/04	US$	98	98	(1)
US$	241	241	10/26/04	EUR	200	249	8
		$3,772				$3,730	$(42)

Portfolio of Investments

Money Market Portfolio

	Face Amount (000)	Amortized Cost (000)
Discount Notes (93.7%)
U.S. Government & Agency Securities (93.7%)
Federal Farm Credit Bank
1.72%, 10/12/04	$2,000	$1,999
Federal Home Loan Bank
1.58%, 10/1/04	1,000	1,000
Federal National Mortgage Association
1.68%, 10/6/04	1,300	1,300
Federal Home Loan Mortgage Corporation
1.73%, 10/19/04	1,200	1,199
Total Discount Notes (Cost $5,498)		5,498
Repurchase Agreement (6.4%)
Bear Stearns & Co., 1.90% dated 9/30/04, due 10/1/04, repurchase price $375 (Cost $375)	(a)375	375
Total Investments (100.1%) (Cost $5,873)		5,873
Liabilities less Other Assets (-0.1%)		(5)
NET ASSETS (100%)		$5,868

(a)                                  The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets.

Item 2.  Controls and Procedures.

(a) The Fund principal executive officer and principal financial officer have concluded that the Fund disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Universal Institutional Funds, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 19, 2004

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 19, 2004